UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Focused High Income Fund

January 31, 2006

1.813015.101

FFH-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.9%
	Principal Amount	Value
Aerospace - 1.8%
L-3 Communications Corp.:
5.875% 1/15/15	$ 250,000	$ 241,250
6.375% 10/15/15	140,000	139,300
7.625% 6/15/12	205,000	214,225
Orbital Sciences Corp. 9% 7/15/11	125,000	133,125
		727,900
Air Transportation - 1.3%
American Airlines, Inc. pass thru trust certificates 6.817% 5/23/11	435,000	420,863
Continental Airlines, Inc. pass thru trust certificates 9.798% 4/1/21	98,835	99,576
		520,439
Automotive - 8.8%
Ford Motor Co. 7.45% 7/16/31	385,000	283,938
Ford Motor Credit Co.:
6.625% 6/16/08	665,000	625,756
7% 10/1/13	460,000	416,677
7.25% 10/25/11	165,000	151,381
7.26% 11/2/07 (d)	255,000	249,894
General Motors Acceptance Corp.:
5.125% 5/9/08	270,000	252,716
5.5% 1/16/07 (d)	225,000	219,643
5.625% 5/15/09	170,000	159,279
6.125% 9/15/06	50,000	49,470
6.125% 2/1/07	70,000	68,782
6.75% 12/1/14	120,000	113,700
6.875% 9/15/11	240,000	229,200
8% 11/1/31	665,000	674,975
		3,495,411
Banks and Thrifts - 1.3%
Western Financial Bank 9.625% 5/15/12	470,000	526,400
Building Materials - 0.9%
Anixter International, Inc. 5.95% 3/1/15	380,000	347,700
Cable TV - 3.8%
EchoStar DBS Corp.:
5.75% 10/1/08	1,460,000	1,438,091
7.125% 2/1/16 (b)(c)	80,000	78,904
		1,516,995
Capital Goods - 1.6%
Leucadia National Corp. 7% 8/15/13	635,000	631,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 3.0%
Equistar Chemicals LP 7.55% 2/15/26	$ 25,000	$ 23,750
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	140,000	147,350
10.125% 9/1/08	75,000	81,656
Millennium America, Inc.:
7.625% 11/15/26	60,000	57,300
9.25% 6/15/08	105,000	112,875
NOVA Chemicals Corp.:
7.4% 4/1/09	635,000	647,700
7.5469% 11/15/13 (b)(d)	90,000	91,125
Westlake Chemical Corp. 6.625% 1/15/16	25,000	25,000
		1,186,756
Consumer Products - 1.0%
IKON Office Solutions, Inc. 7.75% 9/15/15 (b)	385,000	387,888
Electric Utilities - 7.2%
AES Gener SA 7.5% 3/25/14	745,000	759,900
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	750,000	776,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	375,000	399,375
Nevada Power Co. 5.95% 3/15/16 (b)	50,000	50,250
TECO Energy, Inc. 6.25% 5/1/10 (d)	400,000	408,000
TXU Corp. 6.5% 11/15/24	480,000	446,400
		2,840,175
Energy - 7.9%
Chesapeake Energy Corp.:
6.5% 8/15/17	230,000	228,850
6.5% 8/15/17 (b)	50,000	49,750
6.875% 1/15/16	115,000	116,581
6.875% 11/15/20 (b)	50,000	51,000
7.5% 6/15/14	200,000	212,000
7.75% 1/15/15	825,000	874,500
Kerr-McGee Corp. 6.95% 7/1/24	625,000	657,813
Newfield Exploration Co.:
6.625% 9/1/14	120,000	123,900
8.375% 8/15/12	300,000	322,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	100,000	99,250
Pogo Producing Co. 6.875% 10/1/17 (b)	150,000	149,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Tesoro Corp.:
6.25% 11/1/12 (b)	$ 80,000	$ 80,400
6.625% 11/1/15 (b)	155,000	155,775
		3,121,944
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	195,000	186,225
8.5% 12/1/08	115,000	121,038
8.875% 4/1/08	10,000	10,550
		317,813
Food and Drug Retail - 0.1%
Stater Brothers Holdings, Inc.:
7.9913% 6/15/10 (d)	40,000	40,500
8.125% 6/15/12	20,000	20,050
		60,550
Food/Beverage/Tobacco - 1.1%
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (b)	200,000	200,000
7.3% 7/15/15 (b)	235,000	239,113
		439,113
Gaming - 8.5%
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (b)(d)	40,000	40,900
8% 11/15/13 (b)	70,000	72,100
Mandalay Resort Group:
9.375% 2/15/10	321,000	352,298
10.25% 8/1/07	100,000	106,500
MGM MIRAGE:
6% 10/1/09	1,055,000	1,047,088
6.625% 7/15/15	90,000	90,450
6.75% 9/1/12	170,000	172,975
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	64,431
6.375% 7/15/09	850,000	855,313
7.125% 8/15/14	45,000	46,238
8% 4/1/12	35,000	36,881
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (b)	130,000	131,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seneca Gaming Corp.: - continued
7.25% 5/1/12	$ 30,000	$ 30,375
Station Casinos, Inc. 6.875% 3/1/16	300,000	303,750
		3,350,924
Healthcare - 3.6%
Mylan Laboratories, Inc. 6.375% 8/15/15	70,000	70,700
Omega Healthcare Investors, Inc.:
7% 4/1/14	220,000	223,300
7% 4/1/14 (b)	80,000	81,200
7% 1/15/16 (b)	135,000	135,675
Senior Housing Properties Trust 8.625% 1/15/12	445,000	488,388
Service Corp. International (SCI):
6.75% 4/1/16	85,000	83,725
7% 6/15/17 (b)	85,000	85,850
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (b)	160,000	159,200
6.625% 10/15/14	85,000	86,275
		1,414,313
Homebuilding/Real Estate - 7.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	650,000	658,125
8.125% 6/1/12	565,000	587,600
K. Hovnanian Enterprises, Inc. 6% 1/15/10	70,000	67,725
KB Home 7.75% 2/1/10	735,000	757,050
Standard Pacific Corp. 5.125% 4/1/09	50,000	47,375
Technical Olympic USA, Inc. 7.5% 1/15/15	20,000	17,400
WCI Communities, Inc.:
6.625% 3/15/15	400,000	356,000
7.875% 10/1/13	280,000	270,200
		2,761,475
Hotels - 3.4%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	880,000	910,800
Host Marriott LP 7.125% 11/1/13	420,000	434,175
		1,344,975
Insurance - 2.6%
Crum & Forster Holdings Corp. 10.375% 6/15/13	475,000	501,125
Fairfax Financial Holdings Ltd. 7.75% 4/26/12	120,000	112,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Insurance - continued
UnumProvident Corp. 7.375% 6/15/32	$ 295,000	$ 310,542
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	110,000	114,950
		1,039,417
Leisure - 0.1%
Equinox Holdings Ltd. 9% 12/15/09	55,000	59,125
Metals/Mining - 3.9%
Arch Western Finance LLC 6.75% 7/1/13	490,000	497,350
Century Aluminum Co. 7.5% 8/15/14	350,000	358,750
Massey Energy Co. 6.875% 12/15/13 (b)	120,000	121,500
Vedanta Resources PLC 6.625% 2/22/10 (b)	565,000	552,288
		1,529,888
Paper - 1.8%
Catalyst Paper Corp. 8.625% 6/15/11	453,000	434,880
Georgia-Pacific Corp.:
8% 1/15/24	65,000	63,050
8.125% 5/15/11	80,000	81,700
8.875% 5/15/31	135,000	138,375
		718,005
Publishing/Printing - 2.0%
Houghton Mifflin Co. 7.2% 3/15/11	270,000	279,450
R.H. Donnelley Finance Corp. I 10.875% 12/15/12	60,000	67,350
The Reader's Digest Association, Inc. 6.5% 3/1/11	460,000	455,400
		802,200
Services - 1.3%
Corrections Corp. of America:
6.25% 3/15/13	95,000	93,575
6.75% 1/31/14	70,000	70,525
7.5% 5/1/11	70,000	72,100
FTI Consulting, Inc. 7.625% 6/15/13 (b)	270,000	279,450
		515,650
Shipping - 2.4%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	410,000	407,950
8.25% 3/15/13	50,000	53,250
Teekay Shipping Corp. 8.875% 7/15/11	425,000	477,063
		938,263
Steels - 0.7%
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	250,000	276,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Super Retail - 1.7%
GSC Holdings Corp./Gamestop, Inc.:
8% 10/1/12 (b)	$ 405,000	$ 395,888
8.405% 10/1/11 (b)(d)	260,000	262,600
		658,488
Technology - 8.6%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	745,000	778,525
7.125% 7/15/14	110,000	116,325
Lucent Technologies, Inc.:
6.45% 3/15/29	60,000	50,400
6.5% 1/15/28	55,000	45,650
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 7.7413% 12/15/11 (d)	255,000	256,275
Sanmina-SCI Corp. 10.375% 1/15/10	165,000	180,263
STATS ChipPAC Ltd. 7.5% 7/19/10	705,000	715,575
Xerox Capital Trust I 8% 2/1/27	880,000	906,400
Xerox Corp.:
6.875% 8/15/11	115,000	119,313
7.125% 6/15/10	80,000	83,200
7.625% 6/15/13	125,000	132,813
9.75% 1/15/09	15,000	16,575
		3,401,314
Telecommunications - 4.1%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	230,000	237,015
Qwest Corp.:
7.7413% 6/15/13 (b)(d)	260,000	280,150
8.875% 3/15/12	50,000	55,375
Rogers Communications, Inc.:
7.25% 12/15/12	510,000	538,050
9.625% 5/1/11	285,000	328,463
U.S. West Communications 7.5% 6/15/23	190,000	186,675
		1,625,728
Textiles & Apparel - 0.6%
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	230,000	236,900
TOTAL NONCONVERTIBLE BONDS (Cost $36,988,499)		36,793,824
Floating Rate Loans - 3.5%
	Principal Amount	Value
Chemicals - 0.0%
Huntsman International LLC Tranche B, term loan 6.2331% 8/16/12 (d)	$ 19,538	$ 19,611
Electric Utilities - 1.3%
NRG Energy, Inc.:
Credit-Linked Deposit 6.6238% 1/31/13 (d)	24,136	24,378
term loan 6.57% 1/31/13 (d)	105,864	106,922
Riverside Energy Center LLC:
term loan 8.9175% 6/24/11 (d)	352,219	352,219
Credit-Linked Deposit 8.9175% 6/24/11 (d)	16,551	16,551
		500,070
Energy - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (d)	8,000	8,080
Tranche B1, term loan 7.0663% 7/8/12 (d)	11,940	12,059
		20,139
Homebuilding/Real Estate - 0.4%
Capital Automotive (REIT) term loan 6.31% 12/16/10 (d)	170,000	170,638
Technology - 0.8%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 5.9369% 3/9/11 (d)	253,087	255,935
Tranche B, term loan 6.1869% 3/9/13 (d)	70,400	70,840
		326,775
Telecommunications - 0.9%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	350,000	357,000
TOTAL FLOATING RATE LOANS (Cost $1,392,880)		1,394,233
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 4.46% (a) (Cost $2,263,717)	2,263,717	2,263,717
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $40,645,096)		40,451,774
NET OTHER ASSETS - (2.1)%		(844,567)
NET ASSETS - 100%		$ 39,607,207
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,395,021 or 13.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 42,510
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $40,632,688. Net unrealized depreciation aggregated $180,914, of which $298,444 related to appreciated investment securities and $479,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

January 31, 2006

1.813069.101

SPH-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.6%
L-3 Communications Corp.:
6.125% 1/15/14	$ 8,790	$ 8,680
6.375% 10/15/15	10,680	10,627
		19,307
Air Transportation - 2.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,933
7.377% 5/23/19	10,387	8,622
7.379% 11/23/17	5,911	4,906
7.8% 4/1/08	6,355	6,307
8.608% 10/1/12	9,395	9,489
10.18% 1/2/13	4,239	3,476
10.32% 7/30/14 (e)	3,994	2,996
AMR Corp.:
9.17% 1/30/12	860	662
10.13% 6/15/11	860	662
10.45% 11/15/11	2,595	1,998
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,750	1,557
7.568% 12/1/06	4,005	3,925
8.312% 10/2/12	1,965	1,788
Delta Air Lines, Inc. 9.5% 11/18/08 (c)(e)	23,240	19,754
Delta Air Lines, Inc. pass thru trust certificates:
7.711% 9/18/11	4,674	3,856
7.92% 5/18/12	2,400	1,992
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10	4,721	2,833
		85,756
Automotive - 5.1%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,859
Cooper Standard Auto, Inc. 7% 12/15/12	2,400	2,244
Delco Remy International, Inc. 9.375% 4/15/12	12,360	4,450
Ford Motor Credit Co.:
5.45% 3/21/07 (g)	10,000	9,775
6.625% 6/16/08	10,000	9,410
General Motors Acceptance Corp.:
5.5% 1/16/07 (g)	10,000	9,762
6.125% 1/22/08	14,000	13,460
6.75% 12/1/14	43,695	41,401
6.875% 9/15/11	16,250	15,519
6.875% 8/28/12	8,890	8,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
General Motors Acceptance Corp.: - continued
8% 11/1/31	$ 14,635	$ 14,855
General Motors Corp. 8.375% 7/15/33	4,670	3,456
Goodyear Tire & Rubber Co. 9% 7/1/15	2,870	2,870
Navistar International Corp.:
6.25% 3/1/12	7,240	6,769
7.5% 6/15/11	2,210	2,177
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,370
Tenneco, Inc. 8.625% 11/15/14	17,000	16,915
Visteon Corp. 7% 3/10/14	8,440	6,530
		176,261
Broadcasting - 0.9%
Nexstar Broadcasting, Inc. 7% 1/15/14	23,870	21,960
Paxson Communications Corp. 7.75% 1/15/12 (e)(g)	5,000	5,000
Radio One, Inc. 8.875% 7/1/11	3,715	3,901
		30,861
Building Materials - 1.5%
Building Materials Corp. of America 7.75% 8/1/14	11,955	11,656
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (e)(g)	2,955	2,962
Maax Holdings, Inc. 0% 12/15/12 (d)	2,750	963
Nortek, Inc. 8.5% 9/1/14	9,255	9,024
RMCC Acquisition Co. 9.5% 11/1/12 (e)	22,005	22,225
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,887
		53,717
Cable TV - 3.4%
Cablevision Systems Corp.:
8% 4/15/12	9,415	8,932
8.7163% 4/1/09 (g)	9,130	9,301
CCH I Holdings LLC/CCH I Capital Corp. 0% 5/15/14 (d)(e)	8,830	4,503
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (e)	6,104	5,036
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	13,380	13,413
CSC Holdings, Inc.:
7.625% 4/1/11	16,870	16,870
7.625% 7/15/18	1,465	1,392
EchoStar DBS Corp.:
5.75% 10/1/08	9,940	9,791
7.125% 2/1/16 (e)(f)	9,500	9,370
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Cable TV - continued
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	$ 2,000	$ 2,735
iesy Repository GmbH 10.375% 2/15/15 (e)	3,730	3,823
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	5,270	5,547
Rogers Cable, Inc. 6.75% 3/15/15	14,310	14,543
Videotron Ltee 6.875% 1/15/14	14,060	14,341
		119,597
Capital Goods - 1.5%
Case New Holland, Inc. 9.25% 8/1/11	4,920	5,277
Chart Industries, Inc. 9.125% 10/15/15 (e)	5,040	5,229
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	1,240	1,302
Hawk Corp. 8.75% 11/1/14	4,189	4,231
Invensys PLC 9.875% 3/15/11 (e)	29,835	30,283
Terex Corp.:
9.25% 7/15/11	2,000	2,140
10.375% 4/1/11	5,000	5,288
		53,750
Chemicals - 1.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	8,931
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (d)	6,595	4,864
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	18,287
Lyondell Chemical Co.:
9.5% 12/15/08	12,389	12,947
9.625% 5/1/07	1,875	1,978
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,016
Phibro Animal Health Corp. 13% 12/1/07 unit	2,942	3,030
		53,053
Consumer Products - 1.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	1,245	1,195
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)	19,550	19,697
Jostens IH Corp. 7.625% 10/1/12	3,300	3,300
K2, Inc. 7.375% 7/1/14	16,450	16,532
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,290	2,164
The Scotts Co. 6.625% 11/15/13	4,080	4,151
		47,039
Containers - 1.6%
AEP Industries, Inc. 7.875% 3/15/13	1,720	1,668
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,465
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
BWAY Corp. 10% 10/15/10	$ 7,735	$ 8,102
Graham Packaging Co. LP/ GPC Capital Corp. 8.5% 10/15/12	3,080	3,072
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,170
7.75% 5/15/11	3,750	3,914
8.25% 5/15/13	3,000	3,105
8.75% 11/15/12	3,000	3,225
8.875% 2/15/09	4,000	4,165
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,040
7.5% 5/15/10	14,000	14,140
		54,066
Diversified Financial Services - 0.6%
E*TRADE Financial Corp. 7.375% 9/15/13	3,310	3,384
Residential Capital Corp.:
5.8956% 6/29/07 (g)	10,000	10,069
6.375% 6/30/10	4,655	4,772
6.875% 6/30/15	1,375	1,478
		19,703
Diversified Media - 1.1%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,889
CanWest Media, Inc. 8% 9/15/12	2,660	2,727
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,519
LBI Media, Inc. 10.125% 7/15/12	9,390	9,977
Liberty Media Corp. 5.7% 5/15/13	14,790	13,792
		36,904
Electric Utilities - 9.6%
AES Corp.:
8.75% 6/15/08	1,628	1,703
8.75% 5/15/13 (e)	26,680	28,948
8.875% 2/15/11	906	977
9% 5/15/15 (e)	3,295	3,600
9.375% 9/15/10	13,149	14,332
9.5% 6/1/09	17,342	18,838
AES Gener SA 7.5% 3/25/14	7,915	8,073
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	14,485	16,151
Aquila, Inc. 14.875% 7/1/12	4,405	5,958
Calpine Generating Co. LLC 8% 4/1/09 (g)	5,000	5,175
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,695
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
CMS Energy Corp.: - continued
8.5% 4/15/11	$ 11,175	$ 12,195
8.9% 7/15/08	19,995	21,345
9.875% 10/15/07	13,320	14,236
Mirant Americas Generation LLC 8.3% 5/1/11	5,990	6,087
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (e)	5,510	5,593
Nevada Power Co.:
5.875% 1/15/15	2,950	2,968
5.95% 3/15/16 (e)	3,070	3,085
9% 8/15/13	1,886	2,103
10.875% 10/15/09	2,595	2,822
NorthWestern Energy Corp. 5.875% 11/1/14	1,500	1,493
NRG Energy, Inc.:
7.25% 2/1/14	29,460	29,939
7.375% 2/1/16	42,560	43,351
8% 12/15/13	9,201	10,167
Reliant Energy, Inc.:
6.75% 12/15/14	4,370	3,758
9.25% 7/15/10	2,240	2,212
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,318
Sierra Pacific Resources:
6.75% 8/15/17 (e)	4,320	4,352
7.803% 6/15/12	5,000	5,350
TECO Energy, Inc.:
6.125% 5/1/07	10,905	10,987
6.25% 5/1/10 (g)	7,370	7,517
Tenaska Alabama Partners LP 7% 6/30/21 (e)	3,352	3,436
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	7,300	7,902
Western Resources, Inc. 7.125% 8/1/09	3,940	4,117
		334,783
Energy - 6.6%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,566
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (e)	5,080	5,232
Chesapeake Energy Corp.:
6.5% 8/15/17	9,190	9,144
6.5% 8/15/17 (e)	25,000	24,875
7.5% 9/15/13	4,000	4,160
7.5% 6/15/14	6,430	6,816
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	3,693	3,813
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
El Paso Corp.:
6.5% 5/15/06 (e)	$ 8,680	$ 8,680
6.5% 6/1/08 (e)	10,660	10,599
7.5% 8/15/06 (e)	16,940	17,076
7.625% 9/1/08 (e)	7,970	8,165
7.75% 6/15/10 (e)	7,795	8,081
7.875% 6/15/12	10,430	11,069
10.75% 10/1/10 (e)	770	862
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,504
7.375% 12/15/12	8,485	8,814
El Paso Production Holding Co. 7.75% 6/1/13	12,115	12,902
Hanover Compressor Co.:
8.625% 12/15/10	2,030	2,157
9% 6/1/14	3,710	4,053
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,710
Kerr-McGee Corp. 6.875% 9/15/11	1,880	1,999
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,353
Plains Exploration & Production Co. 7.125% 6/15/14	2,220	2,331
Premcor Refining Group, Inc. 9.25% 2/1/10	5,000	5,400
Pride International, Inc. 7.375% 7/15/14	3,650	3,924
Range Resources Corp. 7.375% 7/15/13	8,500	8,840
Sonat, Inc.:
6.625% 2/1/08	12,595	12,626
6.75% 10/1/07	520	523
7.625% 7/15/11	1,485	1,552
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,010
Stone Energy Corp. 6.75% 12/15/14	1,720	1,647
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (e)	3,190	3,326
Williams Companies, Inc.:
6.375% 10/1/10 (e)	9,860	9,909
7.125% 9/1/11	11,320	11,801
8.75% 3/15/32	5,000	5,961
		229,480
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,094
8.5% 12/1/08	21,150	22,260
		30,354
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - 1.3%
Ahold Finance USA, Inc.:
6.875% 5/1/29	$ 3,000	$ 2,843
8.25% 7/15/10	17,550	18,954
Jean Coutu Group, Inc.:
7.625% 8/1/12	2,370	2,364
8.5% 8/1/14	6,655	6,339
Rite Aid Corp. 12.5% 9/15/06	8,565	8,918
Stater Brothers Holdings, Inc. 7.9913% 6/15/10 (g)	5,560	5,630
		45,048
Food/Beverage/Tobacco - 1.8%
Dean Foods Co. 8.15% 8/1/07	5,198	5,354
Doane Pet Care Co. 10.75% 3/1/10	7,375	8,039
Dole Food Co., Inc. 8.625% 5/1/09	4,583	4,686
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	20,960	21,379
Smithfield Foods, Inc. 7% 8/1/11	15,015	15,278
United Agriculture Products, Inc. 8.25% 12/15/11	6,582	6,960
		61,696
Gaming - 2.6%
Mandalay Resort Group 9.5% 8/1/08	5,385	5,849
MGM MIRAGE:
5.875% 2/27/14	11,850	11,391
6% 10/1/09	980	973
6.625% 7/15/15	4,920	4,945
6.75% 9/1/12	9,860	10,033
9.75% 6/1/07	4,850	5,105
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,063
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,025
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,308
Penn National Gaming, Inc. 6.875% 12/1/11	8,970	9,037
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	6,540	6,622
Station Casinos, Inc. 6% 4/1/12	5,640	5,640
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	2,100	2,142
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	17,340	16,907
		91,040
Healthcare - 7.2%
AmeriPath, Inc. 10.5% 4/1/13	6,620	7,017
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,783
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Athena Neurosciences Finance LLC 7.25% 2/21/08	$ 5,000	$ 4,894
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,900
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,248
Community Health Systems, Inc. 6.5% 12/15/12	6,970	6,813
CRC Health Corp. 10.75% 2/1/16 (e)(f)	4,750	4,821
DaVita, Inc.:
6.625% 3/15/13	9,980	10,080
7.25% 3/15/15	23,915	24,035
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,015
HCA, Inc.:
5.5% 12/1/09	17,755	17,535
5.75% 3/15/14	6,895	6,619
6.375% 1/15/15	2,510	2,507
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	14,755	15,087
Mylan Laboratories, Inc.:
5.75% 8/15/10	3,580	3,616
6.375% 8/15/15	4,970	5,020
Omega Healthcare Investors, Inc. 7% 1/15/16 (e)	8,000	8,040
Psychiatric Solutions, Inc.:
7.75% 7/15/15	8,220	8,426
10.625% 6/15/13	5,249	5,958
ResCare, Inc. 7.75% 10/15/13 (e)	8,585	8,628
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,906
Service Corp. International (SCI) 7% 6/15/17 (e)	8,900	8,989
Skilled Healthcare Group, Inc. 11% 1/15/14 (e)	6,350	6,636
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (e)	13,300	13,666
Tenet Healthcare Corp.:
9.25% 2/1/15 (e)	13,605	13,367
9.875% 7/1/14	6,160	6,052
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,579
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (e)	18,020	17,930
6.625% 10/15/14	9,875	10,023
6.75% 6/1/10	4,810	4,930
		249,120
Homebuilding/Real Estate - 0.7%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,384
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,000
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
WCI Communities, Inc.:
6.625% 3/15/15	$ 5,000	$ 4,450
7.875% 10/1/13	3,440	3,320
		25,279
Hotels - 0.5%
Gaylord Entertainment Co. 8% 11/15/13	2,910	3,030
Host Marriott LP:
6.375% 3/15/15	10,515	10,462
7.125% 11/1/13	4,865	5,029
		18,521
Insurance - 0.8%
Provident Companies, Inc. 7.25% 3/15/28	1,175	1,216
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,727
7.625% 3/1/11	14,080	15,180
UnumProvident Finance Co. PLC 6.85% 11/15/15 (e)	5,000	5,225
		28,348
Leisure - 0.8%
Equinox Holdings Ltd. 9% 12/15/09	3,350	3,601
Six Flags, Inc.:
9.625% 6/1/14	17,575	17,883
9.75% 4/15/13	2,925	2,991
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,649
		28,124
Metals/Mining - 1.6%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	3,959
Century Aluminum Co. 7.5% 8/15/14	2,510	2,573
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,507
Massey Energy Co. 6.875% 12/15/13 (e)	16,440	16,646
Novelis, Inc. 7.5% 2/15/15 (e)(g)	15,935	15,059
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	17,195	11,521
		55,265
Paper - 1.3%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14	2,300	2,128
Catalyst Paper Corp. 8.625% 6/15/11	5,870	5,635
Georgia-Pacific Corp.:
8% 1/15/24	3,335	3,235
8.125% 5/15/11	2,585	2,640
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Paper - continued
Georgia-Pacific Corp.: - continued
8.875% 5/15/31	$ 5,320	$ 5,453
9.5% 12/1/11	18,943	20,316
Norampac, Inc. 6.75% 6/1/13	4,480	4,178
Stone Container Corp. 8.375% 7/1/12	3,000	2,858
		46,443
Publishing/Printing - 1.6%
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,650	4,029
Dex Media, Inc. 8% 11/15/13	6,555	6,752
Houghton Mifflin Co.:
8.25% 2/1/11	8,955	9,291
9.875% 2/1/13	22,521	24,266
R.H. Donnelley Corp. 6.875% 1/15/13 (e)	1,800	1,652
R.H. Donnelley Finance Corp. III:
6.875% 1/15/13 (e)	3,200	2,936
8.875% 1/15/16 (e)	5,000	5,050
		53,976
Railroad - 0.4%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,257
Progress Rail Services Corp./Progress Metal Reclamation Co. 7.75% 4/1/12 (e)	9,860	10,057
TFM SA de CV yankee 10.25% 6/15/07	860	907
		12,221
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	17,725	17,371
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	14,737
NE Restaurant, Inc. 10.75% 7/15/08	3,180	2,973
Uno Restaurant Corp. 10% 2/15/11 (e)	10,625	8,952
		44,033
Services - 3.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	3,300	3,465
Corrections Corp. of America:
6.25% 3/15/13	16,770	16,518
6.75% 1/31/14	5,130	5,168
FTI Consulting, Inc. 7.625% 6/15/13 (e)	2,000	2,070
Hertz Corp.:
8.875% 1/1/14 (e)	17,270	17,831
10.5% 1/1/16 (e)	9,990	10,427
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (e)	12,010	11,650
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Iron Mountain, Inc. 6.625% 1/1/16	$ 4,665	$ 4,373
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	9,620	10,317
United Rentals North America, Inc. 7% 2/15/14	21,705	20,620
		102,439
Shipping - 2.1%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	9,143	9,874
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	2,085
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	1,811	1,503
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	7,700	7,642
OMI Corp. 7.625% 12/1/13	3,160	3,223
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,903
Ship Finance International Ltd. 8.5% 12/15/13	35,500	33,370
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,613
		72,213
Steels - 1.0%
California Steel Industries, Inc. 6.125% 3/15/14	10,490	9,939
Edgen Corp. 9.875% 2/1/11 (e)	4,060	4,019
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	12,768
International Steel Group, Inc. 6.5% 4/15/14	8,335	8,460
		35,186
Super Retail - 3.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	26,335	25,611
9% 6/15/12	10,835	10,943
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	6,002
Dillard's, Inc. 6.69% 8/1/07	14,045	14,133
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	11,875	11,608
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	16,960	17,596
Sonic Automotive, Inc. 8.625% 8/15/13	22,995	22,650
		108,543
Technology - 7.1%
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,764
9.25% 2/15/08	1,755	1,720
Avago Technologies Finance Ltd. 10.125% 12/1/13 (e)	16,880	17,386
Celestica, Inc. 7.875% 7/1/11	14,930	15,079
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Freescale Semiconductor, Inc.:
6.875% 7/15/11	$ 8,560	$ 8,945
7.125% 7/15/14	10,760	11,379
7.35% 7/15/09 (g)	7,350	7,515
Lucent Technologies, Inc.:
6.45% 3/15/29	20,850	17,514
6.5% 1/15/28	1,445	1,199
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	7,145	7,002
7.7413% 12/15/11 (g)	1,740	1,749
8% 12/15/14	13,625	13,148
New ASAT Finance Ltd. 9.25% 2/1/11	5,940	4,782
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,025
Sanmina-SCI Corp.:
8.125% 3/1/16 (f)	9,390	9,460
10.375% 1/15/10	20,775	22,697
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (e)(g)	7,870	8,175
9.125% 8/15/13 (e)	28,040	29,302
Xerox Capital Trust I 8% 2/1/27	26,080	26,862
Xerox Corp.:
6.875% 8/15/11	10,000	10,375
7.125% 6/15/10	6,480	6,739
7.625% 6/15/13	14,500	15,406
		247,223
Telecommunications - 6.3%
Centennial Communications Corp. 10.25% 1/1/13 (e)(g)	8,000	8,200
Citizens Communications Co. 6.25% 1/15/13	7,135	6,894
Digicel Ltd. 9.25% 9/1/12 (e)	1,610	1,703
Dycom Investment, Inc. 8.125% 10/15/15 (e)	4,930	5,103
Inmarsat Finance PLC 7.625% 6/30/12	2,420	2,490
Intelsat Ltd.:
6.5% 11/1/13	14,700	10,841
7.625% 4/15/12	9,485	7,635
9.6094% 1/15/12 (e)(g)	8,730	8,894
Millicom International Cellular SA 10% 12/1/13	11,840	13,024
New Skies Satellites BV 9.5725% 11/1/11 (g)	4,490	4,681
Nextel Communications, Inc. 7.375% 8/1/15	22,580	23,799
NTELOS Holding Corp. 13.35% 10/15/13 (e)(g)	10,315	10,367
PanAmSat Corp. 9% 8/15/14	3,105	3,245
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Communications International, Inc.:
7.25% 2/15/11	$ 4,485	$ 4,535
7.5% 2/15/14 (e)	1,840	1,854
7.5% 2/15/14	15,725	15,961
Qwest Corp.:
7.625% 6/15/15 (e)	11,890	12,558
7.7413% 6/15/13 (e)(g)	20,090	21,647
Rogers Communications, Inc.:
6.375% 3/1/14	17,930	17,975
7.25% 12/15/12	3,310	3,492
7.5% 3/15/15	8,790	9,504
7.6163% 12/15/10 (g)	5,330	5,483
8% 12/15/12	3,790	4,008
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,940
U.S. West Communications:
5.625% 11/15/08	5,000	4,925
6.875% 9/15/33	4,920	4,539
		219,297
Textiles & Apparel - 0.1%
Levi Strauss & Co. 9.28% 4/1/12 (g)	3,810	3,896
TOTAL NONCONVERTIBLE BONDS (Cost $2,853,712)		2,892,542
Common Stocks - 1.3%
	Shares
Cable TV - 0.7%
EchoStar Communications Corp. Class A (a)	150,860	4,164
NTL, Inc. (a)	91,990	5,818
Telewest Global, Inc. (a)	632,321	14,733
		24,715
Consumer Products - 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	1,861,200	6,440
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	13,662,268	68
Energy - 0.1%
El Paso Corp.	300,000	4,038
Technology - 0.1%
Xerox Corp. (a)	300,000	4,293
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.1%
Sprint Nextel Corp.	227,548	$ 5,209
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (h)	143,778	1,862
TOTAL COMMON STOCKS (Cost $42,700)		46,625
Nonconvertible Preferred Stocks - 0.0%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a) (Cost $0)	2,303,017	23
Floating Rate Loans - 7.7%
	Principal Amount (000s)
Air Transportation - 0.3%
US Airways Group, Inc. Tranche 1A, term loan 10.5269% 9/30/10 (g)	$ 8,328	8,536
Cable TV - 2.4%
Charter Communications Operating LLC:
Tranche A, term loan 7.67% 4/27/10 (g)	5,000	5,025
Tranche B, term loan 7.9199% 4/7/11 (g)	37,131	37,410
Hilton Head Communications LP:
revolver loan 7.5% 9/30/07 (g)	2,512	2,418
Tranche B, term loan 8.75% 3/31/08 (g)	5,833	5,643
NTL Investment Holdings Ltd. Tranche B, term loan 7.4416% 6/13/12 (g)	30,000	30,150
Olympus Cable Holdings LLC Tranche A, term loan 8.75% 6/30/10 (g)	1,800	1,755
		82,401
Capital Goods - 0.3%
Invensys International Holding Ltd.:
term loan 9.4313% 12/5/09 (g)	8,000	8,200
Tranche B1, term loan 7.7913% 9/4/09 (g)	2,801	2,833
		11,033
Chemicals - 0.1%
INEOS US Finance:
Tranche B, term loan 6.8311% 1/31/13 (g)	785	796
Tranche C, term loan 7.3311% 1/31/14 (g)	785	796
		1,592
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.1%
Mirant North America LLC / Mirant North America Finance Corp. term loan 8.25% 1/3/13 (g)	$ 1,110	$ 1,117
NRG Energy, Inc.:
Credit-Linked Deposit 6.6238% 1/31/13 (g)	1,896	1,915
term loan 6.57% 1/31/13 (g)	8,314	8,398
Riverside Energy Center LLC:
term loan 8.9175% 6/24/11 (g)	9,040	9,040
Credit-Linked Deposit 8.9175% 6/24/11 (g)	425	425
Texas Genco LLC term loan 6.4702% 12/14/11 (g)	17,833	17,833
		38,728
Energy - 0.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.8625% 7/8/11 (g)	504	509
Tranche 2, term loan 11.3125% 7/8/13 (g)	8,540	8,796
Tranche B1, term loan 7.0663% 7/8/12 (g)	752	760
El Paso Corp.:
Credit-Linked Deposit 7.33% 11/22/09 (g)	2,850	2,875
term loan 7.3125% 11/22/09 (g)	2,655	2,682
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.6519% 10/31/12 (g)	722	726
term loan 6.7384% 10/31/12 (g)	3,001	3,016
		19,364
Healthcare - 0.9%
Concentra Operating Corp. term loan 6.6896% 9/30/11 (g)	1,327	1,343
DaVita, Inc. Tranche B, term loan 6.4294% 10/5/12 (g)	30,668	31,128
		32,471
Homebuilding/Real Estate - 0.3%
General Growth Properties, Inc. Tranche B, term loan 6.57% 11/12/08 (g)	10,906	10,906
Paper - 0.1%
Boise Cascade Holdings LLC Tranche B, term loan 6.2897% 10/26/11 (g)	4,977	5,039
Services - 0.1%
Hertz Corp.:
Credit-Linked Deposit 6.75% 12/21/12 (g)	367	372
Tranche B, term loan 8.75% 12/21/12 (g)	2,504	2,541
Tranche DD, term loan LIBOR + 2.5% 12/21/12 (g)	430	431
		3,344
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.4%
Toys 'R' US, Inc. term loan 7.3913% 12/9/08 (g)	$ 15,000	$ 14,906
Technology - 1.1%
SunGard Data Systems, Inc. Tranche B, term loan 6.81% 2/10/13 (g)	38,193	38,623
TOTAL FLOATING RATE LOANS (Cost $264,168)		266,943
Money Market Funds - 9.9%
	Shares
Fidelity Cash Central Fund, 4.46% (b) (Cost $345,165)	345,165,039	345,165
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,505,745)		3,551,298
NET OTHER ASSETS - (2.3)%		(81,353)
NET ASSETS - 100%		$ 3,469,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $693,273,000 or 20.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,930,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amount in thousands)
Fidelity Cash Central Fund	$ 7,418
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,491,608,000. Net unrealized appreciation aggregated $59,690,000, of which $125,186,000 related to appreciated investment securities and $65,496,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected
Bond Fund

January 31, 2006

1.813256.101

IFB-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 89.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 270,562,517	$ 286,119,146
3.625% 4/15/28	231,635,787	300,184,649
3.875% 4/15/29	19,477,422	26,388,828
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	76,162,360	73,008,030
1.625% 1/15/15 (b)	111,275,400	107,954,725
1.875% 7/15/13	211,734,480	210,508,728
2% 1/15/14	324,436,977	324,891,925
2% 7/15/14	51,746,930	51,835,266
2% 1/15/16	60,000,000	59,806,200
3% 7/15/12	178,304,838	189,892,406
3.375% 1/15/07	3,305,928	3,353,178
3.375% 1/15/12	84,709,193	91,710,393
3.625% 1/15/08	87,414,074	90,404,971
3.875% 1/15/09	6,025,950	6,375,250
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,804,921,755)		1,822,433,695
Asset-Backed Securities - 0.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.23% 11/25/34 (c)	1,375,000	1,381,631
Bear Stearns Asset Backed Securities NIMS Trust Series 2004-HE8N Class A1, 5% 9/25/34 (a)	349,903	348,307
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (c)	690,000	691,557
Series 2004-5N Class N3, 5.5% 10/25/35 (a)	1,167,634	1,165,020
First Franklin NIMS Trust Series 2004-FF4A Class N, 5.75% 6/25/34 (a)	237,229	236,696
GSAMP Trust Series 2004-HE1N Class N1, 5% 5/25/34 (a)	519,773	518,473
Home Equity Asset Trust Series 2003-8 Class M1, 5.25% 4/25/34 (c)	1,290,000	1,301,197
New Century Home Equity Loan Trust Series 2003-1 Class M2, 6.58% 2/25/33 (c)	1,395,000	1,408,404
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.13% 8/25/34 (c)	580,000	586,716
Wells Fargo Home Equity Trust Series 2004-1N Class A, 5% 4/27/34 (a)	73,293	73,293
TOTAL ASSET-BACKED SECURITIES (Cost $7,716,329)		7,711,294
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,598,349	$ 2,518,979
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	208,355,723	1,323,059
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,835,057)		3,842,038
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $201,653,549)	2,027,195	201,624,815
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $29,612,000)	$ 29,615,670	29,612,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,047,738,690)		2,065,223,842
NET OTHER ASSETS - (1.0)%		(19,948,613)
NET ASSETS - 100%		$ 2,045,275,229
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 8,621
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	645,000	8,185
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	569,000	8,138
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	569,000	7,620
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	8,217
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	1,198
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	1,440
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 569,000	$ 1,453
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	5,391
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	667,000	4,837
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	6,908
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	569,000	1,566
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	666,000	3,438
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 667,000	$ 3,475
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	3,778
TOTAL CREDIT DEFAULT SWAPS		8,986,000	74,265
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(246,374)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(446,653)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(553,398)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(2,671,398)
TOTAL TOTAL RETURN SWAPS		150,650,000	(3,917,823)
		$ 159,636,000	$ (3,843,558)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,183,827 or 0.3% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,514,805.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,119,290
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,050,566,915. Net unrealized appreciation aggregated $14,656,927, of which $35,873,042 related to appreciated investment securities and $21,216,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds ,including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.813044.101

AIFB-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 89.1%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	$ 270,562,517	$ 286,119,146
3.625% 4/15/28	231,635,787	300,184,649
3.875% 4/15/29	19,477,422	26,388,828
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	76,162,360	73,008,030
1.625% 1/15/15 (b)	111,275,400	107,954,725
1.875% 7/15/13	211,734,480	210,508,728
2% 1/15/14	324,436,977	324,891,925
2% 7/15/14	51,746,930	51,835,266
2% 1/15/16	60,000,000	59,806,200
3% 7/15/12	178,304,838	189,892,406
3.375% 1/15/07	3,305,928	3,353,178
3.375% 1/15/12	84,709,193	91,710,393
3.625% 1/15/08	87,414,074	90,404,971
3.875% 1/15/09	6,025,950	6,375,250
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,804,921,755)		1,822,433,695
Asset-Backed Securities - 0.4%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 5.23% 11/25/34 (c)	1,375,000	1,381,631
Bear Stearns Asset Backed Securities NIMS Trust Series 2004-HE8N Class A1, 5% 9/25/34 (a)	349,903	348,307
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (c)	690,000	691,557
Series 2004-5N Class N3, 5.5% 10/25/35 (a)	1,167,634	1,165,020
First Franklin NIMS Trust Series 2004-FF4A Class N, 5.75% 6/25/34 (a)	237,229	236,696
GSAMP Trust Series 2004-HE1N Class N1, 5% 5/25/34 (a)	519,773	518,473
Home Equity Asset Trust Series 2003-8 Class M1, 5.25% 4/25/34 (c)	1,290,000	1,301,197
New Century Home Equity Loan Trust Series 2003-1 Class M2, 6.58% 2/25/33 (c)	1,395,000	1,408,404
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.13% 8/25/34 (c)	580,000	586,716
Wells Fargo Home Equity Trust Series 2004-1N Class A, 5% 4/27/34 (a)	73,293	73,293
TOTAL ASSET-BACKED SECURITIES (Cost $7,716,329)		7,711,294
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,598,349	$ 2,518,979
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	208,355,723	1,323,059
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,835,057)		3,842,038
Fixed-Income Funds - 9.9%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $201,653,549)	2,027,195	201,624,815
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $29,612,000)	$ 29,615,670	29,612,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,047,738,690)		2,065,223,842
NET OTHER ASSETS - (1.0)%		(19,948,613)
NET ASSETS - 100%		$ 2,045,275,229
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 8,621
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	645,000	8,185
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	569,000	8,138
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	569,000	7,620
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	8,217
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	1,198
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	1,440
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 569,000	$ 1,453
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	520,000	5,391
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	667,000	4,837
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	6,908
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	569,000	1,566
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	666,000	3,438
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 667,000	$ 3,475
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	3,778
TOTAL CREDIT DEFAULT SWAPS		8,986,000	74,265
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(246,374)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(446,653)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(553,398)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(2,671,398)
TOTAL TOTAL RETURN SWAPS		150,650,000	(3,917,823)
		$ 159,636,000	$ (3,843,558)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,183,827 or 0.3% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,514,805.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,119,290
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,050,566,915. Net unrealized appreciation aggregated $14,656,927, of which $35,873,042 related to appreciated investment securities and $21,216,115 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds ,including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

January 31, 2006

1.813259.101

IGB-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Johnson Controls, Inc. 5.25% 1/15/11	$ 5,270	$ 5,254
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	9,600	6,528
6.625% 10/1/28	4,300	2,967
7.45% 7/16/31	31,690	23,371
General Motors Corp. 8.375% 7/15/33	13,140	9,724
		42,590
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	12,380	12,308
Media - 1.4%
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,571
Comcast Corp. 5.65% 6/15/35	9,190	8,297
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,174
7.125% 10/1/12	12,770	13,591
Liberty Media Corp.:
5.7% 5/15/13	6,500	6,061
8.25% 2/1/30	13,530	13,410
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,285
News America, Inc. 6.2% 12/15/34	8,530	8,328
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,556
Time Warner, Inc. 6.625% 5/15/29	22,900	22,921
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,676
		107,870
TOTAL CONSUMER DISCRETIONARY		168,022
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,688
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	8,780	9,036
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	9,325	9,290
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,048
TOTAL CONSUMER STAPLES		34,062
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,715	$ 6,492
Oil, Gas & Consumable Fuels - 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,677
Enterprise Products Operating LP 4% 10/15/07	8,145	7,973
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,461
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,700
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (a)	19,775	19,728
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,834
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	4,225	4,158
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	15,330	15,154
6.625% 6/15/35 (a)	4,600	4,605
6.625% 12/15/35 (a)	18,876	18,806
7.375% 12/15/14	31,730	35,030
		137,126
TOTAL ENERGY		143,618
FINANCIALS - 8.8%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	4,928
4.25% 9/4/12 (e)	5,730	5,666
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,625
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,019
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,326
Lazard Group LLC 7.125% 5/15/15	11,890	12,457
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	15,906
Morgan Stanley 6.6% 4/1/12	17,435	18,577
Nuveen Investments, Inc. 5% 9/15/10	5,825	5,708
		107,212
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	13,711
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,852
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,843
5.25% 2/10/14 (a)	5,000	4,974
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 16,050	$ 15,511
4.75% 7/20/09	5,805	5,746
5.75% 9/10/13	10,035	10,321
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(e)	15,200	14,932
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,373
Wachovia Bank NA 4.875% 2/1/15	20,250	19,542
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,188
		116,582
Consumer Finance - 0.5%
Household Finance Corp. 4.125% 11/16/09	26,826	25,837
HSBC Finance Corp. 6.75% 5/15/11	9,235	9,856
MBNA America Bank NA 4.625% 8/3/09	5,000	4,941
		40,634
Diversified Financial Services - 1.2%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,099
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(e)	3,055	3,080
JPMorgan Chase & Co.:
4.875% 3/15/14	9,405	9,083
6.75% 2/1/11	18,915	20,190
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	19,125
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	22,635	23,181
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	9,450	9,054
		89,812
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,552
Assurant, Inc. 5.625% 2/15/14	4,265	4,277
Axis Capital Holdings Ltd. 5.75% 12/1/14	20,815	20,701
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(e)	13,485	13,298
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,265
		55,093
Real Estate - 2.4%
Archstone Smith Operating Trust 5.25% 5/1/15	8,995	8,837
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,779
Brandywine Operating Partnership LP 5.625% 12/15/10	10,855	10,855
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
Camden Property Trust:
5.875% 6/1/07	$ 3,920	$ 3,945
5.875% 11/30/12	6,435	6,556
CarrAmerica Realty Corp.:
5.25% 11/30/07	7,035	7,007
5.5% 12/15/10	13,440	13,368
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,068
Colonial Properties Trust 4.75% 2/1/10	6,845	6,644
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,722
5.25% 4/15/11	3,905	3,849
EOP Operating LP:
4.65% 10/1/10	8,840	8,561
4.75% 3/15/14	14,345	13,504
5.875% 1/15/13	5,000	5,058
6.75% 2/15/12	7,180	7,612
7.75% 11/15/07	8,835	9,216
Equity Residential 5.125% 3/15/16	7,720	7,504
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,751
iStar Financial, Inc. 5.8% 3/15/11	10,090	10,173
Regency Centers LP 6.75% 1/15/12	7,380	7,870
Simon Property Group LP:
4.6% 6/15/10	6,090	5,936
5.1% 6/15/15	13,000	12,546
5.75% 12/1/15 (a)	7,500	7,563
Tanger Properties LP 6.15% 11/15/15	12,300	12,307
		190,231
Thrifts & Mortgage Finance - 1.1%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,532
Independence Community Bank Corp.:
3.75% 4/1/14 (e)	5,390	5,152
4.9% 9/23/10	29,890	29,241
Residential Capital Corp. 6.375% 6/30/10	14,040	14,392
Washington Mutual, Inc.:
4.625% 4/1/14	13,195	12,309
4.8969% 9/17/12 (e)	19,000	19,001
		85,627
TOTAL FINANCIALS		685,191
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Bombardier, Inc. 7.45% 5/1/34 (a)	$ 13,945	$ 11,888
Airlines - 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,096	1,109
6.978% 10/1/12	2,283	2,325
7.024% 4/15/11	3,230	3,292
7.324% 4/15/11	7,925	7,529
7.858% 4/1/13	26,059	27,711
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	6,675	6,704
6.545% 8/2/20	3,292	3,300
6.795% 2/2/20	2,550	2,320
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,057
7.57% 11/18/10	5,810	5,707
United Airlines pass thru Certificates:
6.071% 9/1/14	2,960	2,884
6.201% 3/1/10	1,937	1,902
6.602% 9/1/13	392	386
		81,226
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	6,950	7,965
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,592
TOTAL INDUSTRIALS		110,671
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,820
6.375% 8/3/15	9,730	9,707
		19,527
MATERIALS - 0.1%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 8,120	$ 7,880
TOTAL MATERIALS		11,559
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,290
British Telecommunications PLC 8.375% 12/15/10	12,619	14,301
KT Corp. 5.875% 6/24/14 (a)	5,295	5,445
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,581
Telecom Italia Capital:
4% 1/15/10	14,810	14,069
4.875% 10/1/10	12,675	12,371
4.95% 9/30/14	8,070	7,629
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,548
Verizon Global Funding Corp. 5.85% 9/15/35	19,330	18,227
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,396
		109,857
Wireless Telecommunication Services - 0.1%
America Movil SA de CV 6.375% 3/1/35	9,990	9,613
TOTAL TELECOMMUNICATION SERVICES		119,470
UTILITIES - 3.1%
Electric Utilities - 2.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,809
Exelon Corp. 4.9% 6/15/15	24,405	23,190
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	19,735
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,272
6.45% 11/15/11	3,810	4,005
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,608
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,916
4.8% 3/1/14	2,670	2,580
Pepco Holdings, Inc. 4% 5/15/10	6,500	6,157
Progress Energy, Inc.:
7% 10/30/31	6,000	6,591
7.1% 3/1/11	12,875	13,803
7.75% 3/1/31	21,905	26,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado:
5.5% 4/1/14	$ 7,500	$ 7,653
7.875% 10/1/12	5,630	6,486
Southern California Edison Co.:
4.65% 4/1/15	700	668
5% 1/15/14	585	575
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,998
TXU Energy Co. LLC 7% 3/15/13	7,988	8,454
		156,550
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,644
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,855
		6,499
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	5,889
Duke Capital LLC:
4.331% 11/16/06	2,040	2,029
5.668% 8/15/14	13,400	13,437
Duke Energy Corp. 5.625% 11/30/12	8,790	8,947
PSEG Power LLC 7.75% 4/15/11	8,000	8,840
TXU Corp. 5.55% 11/15/14	7,555	7,096
		46,238
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,785
5.95% 6/15/35	15,225	14,640
DTE Energy Co. 7.05% 6/1/11	4,090	4,388
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,927
		32,740
TOTAL UTILITIES		242,027
TOTAL NONCONVERTIBLE BONDS (Cost $1,553,941)		1,534,147
U.S. Government and Government Agency Obligations - 24.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.8%
Fannie Mae:
4.375% 7/17/13	$ 20,950	$ 20,167
6.25% 2/1/11	115,105	121,193
Freddie Mac:
4.5% 1/15/14	72,620	70,819
5.25% 11/5/12	5,610	5,524
5.875% 3/21/11	79,045	82,089
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		299,792
U.S. Treasury Inflation Protected Obligations - 8.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	128,591	135,985
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	208,664	200,022
2% 1/15/14	297,235	297,652
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		633,659
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bond - principal STRIPS 0% 2/15/15	15,000	9,962
U.S. Treasury Bonds 8% 11/15/21	69,247	94,181
U.S. Treasury Notes:
2.75% 7/31/06	183,057	181,441
3.875% 7/15/10	12,500	12,188
U.S. Treasury Notes - principal STRIPS stripped principal:
0% 11/15/08	423,520	374,088
0% 8/15/10	347,070	284,602
TOTAL U.S. TREASURY OBLIGATIONS		956,462
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,897,831)		1,889,913
U.S. Government Agency - Mortgage Securities - 25.7%

Fannie Mae - 24.1%
3.476% 4/1/34 (e)	2,296	2,285
3.752% 10/1/33 (e)	1,016	993
3.756% 12/1/34 (e)	1,120	1,104
3.791% 6/1/34 (e)	4,508	4,340
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.847% 1/1/35 (e)	$ 2,822	$ 2,770
3.859% 11/1/34 (e)	5,864	5,775
3.877% 6/1/33 (e)	3,978	3,912
3.945% 5/1/34 (e)	366	372
3.948% 11/1/34 (e)	1,852	1,833
3.971% 5/1/33 (e)	358	353
3.983% 12/1/34 (e)	6,349	6,318
3.991% 2/1/35 (e)	865	857
4% 7/1/18 to 9/1/18	17,861	17,037
4.026% 1/1/35 (e)	1,685	1,674
4.03% 2/1/35 (e)	834	826
4.039% 10/1/18 (e)	975	959
4.053% 4/1/33 (e)	347	346
4.094% 2/1/35 (e)	589	585
4.097% 2/1/35 (e)	1,594	1,580
4.101% 2/1/35 (e)	603	598
4.105% 2/1/35 (e)	3,160	3,137
4.111% 1/1/35 (e)	1,762	1,745
4.121% 1/1/35 (e)	3,187	3,159
4.127% 2/1/35 (e)	1,909	1,893
4.159% 2/1/35 (e)	1,650	1,638
4.171% 1/1/35 (e)	1,460	1,448
4.181% 1/1/35 (e)	2,073	2,031
4.205% 3/1/34 (e)	871	860
4.236% 1/1/34 (e)	4,910	4,849
4.25% 2/1/35 (e)	1,066	1,045
4.255% 1/1/34 (e)	2,989	2,954
4.277% 1/1/35 (e)	963	956
4.278% 2/1/35 (e)	602	596
4.288% 8/1/33 (e)	2,050	2,028
4.295% 3/1/35 (e)	964	955
4.313% 3/1/33 (e)	514	505
4.316% 5/1/35 (e)	1,424	1,409
4.339% 9/1/34 (e)	1,511	1,500
4.348% 1/1/35 (e)	1,062	1,046
4.354% 1/1/35 (e)	1,203	1,186
4.364% 9/1/34 (e)	3,736	3,707
4.367% 2/1/34 (e)	2,392	2,366
4.368% 4/1/35 (e)	663	654
4.394% 2/1/35 (e)	1,566	1,543
4.403% 5/1/35 (e)	3,052	3,010
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.409% 10/1/34 (e)	$ 5,843	$ 5,765
4.411% 11/1/34 (e)	13,304	13,228
4.439% 10/1/34 (e)	5,145	5,119
4.44% 3/1/35 (e)	1,418	1,397
4.445% 4/1/34 (e)	1,616	1,604
4.467% 8/1/34 (e)	3,184	3,146
4.477% 1/1/35 (e)	1,576	1,570
4.481% 5/1/35 (e)	1,063	1,049
4.497% 3/1/35 (e)	3,290	3,240
4.5% 11/1/18 to 4/1/35	313,321	303,066
4.5% 2/1/21 (b)	134,683	129,578
4.522% 3/1/35 (e)	3,028	2,988
4.541% 2/1/35 (e)	1,101	1,093
4.542% 2/1/35 (e)	6,617	6,609
4.545% 7/1/35 (e)	3,826	3,788
4.56% 2/1/35 (e)	665	665
4.584% 2/1/35 (e)	9,604	9,498
4.606% 2/1/35 (e)	3,054	3,020
4.635% 11/1/34 (e)	3,299	3,270
4.668% 11/1/34 (e)	3,535	3,505
4.687% 3/1/35 (e)	8,385	8,387
4.717% 7/1/35 (e)	9,385	9,246
4.725% 3/1/35 (e)	1,675	1,660
4.73% 7/1/34 (e)	2,950	2,925
4.799% 12/1/34 (e)	2,869	2,854
4.808% 12/1/32 (e)	1,439	1,444
4.825% 12/1/34 (e)	1,145	1,139
5% 12/1/17	1,729	1,712
5% 2/1/36 (b)	418,321	404,205
5.105% 5/1/35 (e)	7,234	7,257
5.106% 9/1/34 (e)	1,190	1,189
5.197% 6/1/35 (e)	5,244	5,250
5.276% 3/1/35 (e)	716	718
5.349% 12/1/34 (e)	2,207	2,207
5.5% 2/1/11 to 10/1/34	303,797	301,538
5.5% 2/1/36 (b)	329,010	325,411
6% 1/1/13 to 9/1/32	38,477	38,962
6% 2/1/36 (b)	9,075	9,163
6.5% 3/1/07 to 3/1/34	103,128	105,982
6.5% 2/1/36 (b)	14,391	14,756
7% 7/1/22 to 12/1/31	28,650	29,834
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 6/1/25 to 8/1/29	$ 3,243	$ 3,403
9.5% 5/1/18 to 2/1/25	420	464
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		1,883,652
Freddie Mac - 1.0%
4.055% 12/1/34 (e)	1,106	1,094
4.113% 12/1/34 (e)	1,610	1,582
4.176% 1/1/35 (e)	1,515	1,490
4.288% 3/1/35 (e)	1,416	1,401
4.296% 5/1/35 (e)	2,518	2,490
4.305% 12/1/34 (e)	1,508	1,480
4.33% 1/1/35 (e)	3,322	3,301
4.364% 3/1/35 (e)	2,207	2,162
4.386% 2/1/35 (e)	2,815	2,758
4.445% 3/1/35 (e)	1,419	1,387
4.446% 2/1/34 (e)	1,505	1,482
4.465% 6/1/35 (e)	2,085	2,054
4.48% 3/1/35 (e)	3,978	3,906
4.49% 3/1/35 (e)	1,574	1,541
4.49% 3/1/35 (e)	10,089	9,923
4.5% 5/1/19	3,181	3,094
4.554% 2/1/35 (e)	2,275	2,247
5.013% 4/1/35 (e)	7,942	7,927
5.5% 3/1/25	11,095	11,070
6% 5/1/33	12,863	13,033
8.5% 9/1/22 to 9/1/27	466	506
TOTAL FREDDIE MAC		75,928
Government National Mortgage Association - 0.6%
5.5% 12/15/32 to 5/15/34	12,098	12,164
6% 10/15/08 to 10/15/30	8,310	8,528
6.5% 3/15/26 to 2/15/33	3,233	3,387
7% 8/15/23 to 12/15/32	20,403	21,434
7.5% 7/15/06 to 8/15/28	1,378	1,456
8% 9/15/24 to 5/15/32	246	263
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8.5% 1/15/31	$ 11	$ 11
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		47,251
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,026,070)		2,006,831
Asset-Backed Securities - 4.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.03% 2/25/34 (e)	2,193	2,200
Class M2, 5.63% 2/25/34 (e)	2,600	2,617
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.1475% 9/9/30 (a)(e)	2,005	2,025
American Express Credit Account Master Trust Series 2004-C Class C, 4.97% 2/15/12 (a)(e)	20,945	20,986
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (a)	4,510	4,499
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (e)	1,290	1,290
Class M2, 5.01% 4/25/34 (e)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 4.83% 12/15/33 (e)	1,753	1,758
Series 2004-HE2 Class M1, 5.08% 4/25/34 (e)	7,030	7,068
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.43% 12/15/09 (e)	8,010	8,077
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,500
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.01% 2/28/44 (e)	4,784	4,796
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	8,965	8,852
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (e)	13,465	13,488
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,058
Series 2003-B4 Class B4, 5.27% 7/15/11 (e)	6,635	6,727
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,210
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	5,594	5,526
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Credit Card Owner Trust Series 2004-1 Class B, 4.67% 5/15/09 (e)	$ 4,365	$ 4,365
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 5.65% 4/7/10 (e)	5,790	5,898
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (e)	8,005	8,023
Series 2004-3 Class M1, 5.03% 6/25/34 (e)	1,525	1,529
Series 2005-3 Class MV1, 4.95% 8/25/35 (e)	12,300	12,308
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	5,743	5,579
Class C, 5.074% 6/15/35 (a)	5,213	5,073
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.21% 11/25/33 (e)	737	738
Class M2, 6.28% 11/25/33 (e)	700	709
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (e)	425	426
Class M4, 5.43% 3/25/34 (e)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class B, 3.88% 1/15/10	5,151	5,011
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.96% 1/25/35 (e)	1,825	1,833
Class M2, 4.99% 1/25/35 (e)	2,625	2,632
Class M3, 5.02% 1/25/35 (e)	1,425	1,430
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	8,700	8,650
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.03% 1/25/34 (e)	3,500	3,500
Class M2, 5.63% 1/25/34 (e)	1,600	1,600
Class M3, 5.83% 1/25/34 (e)	1,600	1,600
Series 2004-OPT Class A1, 4.87% 11/25/34 (e)	5,552	5,566
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (e)	67	67
Class M1, 5.41% 8/25/33 (e)	2,915	2,944
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)	4,025	4,044
Class M2, 6.43% 10/25/33 (e)	4,765	4,807
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (e)	2,628	2,630
Class M2, 4.98% 1/20/35 (e)	1,974	1,976
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.83% 1/15/09 (e)	33,400	33,424
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MBNA Credit Card Master Note Trust: - continued
Series 2003-B2 Class B2, 4.86% 10/15/10 (e)	$ 1,530	$ 1,540
Series 2003-B3 Class B3, 4.845% 1/18/11 (e)	7,085	7,122
Series 2003-B5 Class B5, 4.84% 2/15/11 (e)	10,335	10,402
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (e)	2,225	2,225
Class M2, 5.08% 7/25/34 (e)	400	400
Class M3, 5.48% 7/25/34 (e)	825	825
Class M4, 5.63% 7/25/34 (e)	550	551
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (e)	1,945	1,971
Series 2003-NC8 Class M1, 5.23% 9/25/33 (e)	2,600	2,643
Series 2004-NC2 Class M1, 5.08% 12/25/33 (e)	2,931	2,947
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (e)	4,121	4,126
Series 2002-NC1 Class M1, 5.33% 2/25/32 (a)(e)	3,007	3,013
Series 2002-NC3 Class M1, 5.25% 8/25/32 (e)	1,585	1,590
Series 2003-NC2 Class M2, 6.53% 2/25/33 (e)	2,855	2,879
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(e)(g)	8,640	2,655
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	9,055	4,491
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	4,700	1,102
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,176	4,141
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (e)	1,500	1,501
Class M4, 5.505% 6/25/34 (e)	2,520	2,532
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	4,570	4,509
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 4.65% 6/25/36 (e)	18,141	18,143
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.06% 3/25/35 (e)	4,990	4,997
SLM Private Credit Student Loan Trust Series 2004-A Class C, 5.4413% 6/15/33 (e)	5,136	5,242
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.13% 11/25/34 (e)	2,045	2,056
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(e)	9,340	9,333
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	$ 13,100	$ 12,967
Whinstone Capital Management Ltd. Series 1A Class B3, 5.5229% 10/25/44 (a)(e)	8,910	8,909
TOTAL ASSET-BACKED SECURITIES (Cost $374,787)		374,179
Collateralized Mortgage Obligations - 8.5%

Private Sponsor - 5.9%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 4.86% 5/25/35 (e)	7,372	7,354
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (e)	1,345	1,338
Class 2A1, 4.1663% 12/25/33 (e)	5,157	5,052
Series 2003-L Class 2A1, 3.9759% 1/25/34 (e)	9,750	9,514
Series 2004-1 Class 2A2, 4.7119% 10/25/34 (e)	9,006	8,863
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (e)	2,993	2,952
Class 2A2, 4.1189% 3/25/34 (e)	3,852	3,753
Series 2004-C Class 1A1, 3.3683% 4/25/34 (e)	5,960	5,858
Series 2004-D:
Class 1A1, 3.5366% 5/25/34 (e)	7,419	7,267
Class 2A2, 4.1992% 5/25/34 (e)	10,357	10,087
Series 2004-G Class 2A7, 4.5714% 8/25/34 (e)	8,152	8,002
Series 2004-H Class 2A1, 4.4883% 9/25/34 (e)	8,741	8,563
Series 2004-J:
Class 1A2, 4.2884% 11/25/34 (e)	3,047	3,024
Class 2A1, 4.791% 11/25/34 (e)	14,861	14,686
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1353% 8/25/35 (e)	11,861	11,819
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 4.81% 1/25/35 (e)	32,487	32,528
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (e)	1,511	1,513
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (e)	2,686	2,691
Gracechurch Mortgage Funding PLC Series 1A Class DB, 5.0045% 10/11/41 (a)(e)	9,140	9,137
Granite Master Issuer PLC:
floater Series 2005-2 Class M1, 4.61% 12/20/54 (e)	13,250	13,250
Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(e)	6,400	6,400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 1,371	$ 1,370
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3324% 5/25/17 (e)	7,897	7,913
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2399% 8/25/17 (e)	6,069	6,160
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.45% 11/25/29 (e)	6,585	6,577
Series 2004-G Class A2, 5.01% 11/25/29 (e)	3,940	3,942
Series 2005-B Class A2, 4.96% 7/25/30 (e)	7,279	7,272
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.82% 7/25/35 (e)	14,240	14,241
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,783	2,804
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,143	1,158
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 5.99% 7/10/35 (a)(e)	8,795	8,971
Class B4, 6.19% 7/10/35 (a)(e)	6,692	6,826
Class B5, 6.79% 7/10/35 (a)(e)	6,309	6,451
Class B6, 7.29% 7/10/35 (a)(e)	2,868	2,940
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (a)(e)	3,065	3,117
Class B4, 6.09% 6/10/35 (a)(e)	2,742	2,792
Class B5, 6.69% 6/10/35 (a)(e)	1,872	1,912
Class B6, 7.19% 6/10/35 (a)(e)	1,112	1,139
Series 2004-A Class B4, 5.64% 2/10/36 (a)(e)	5,840	5,928
Series 2004-B:
Class B4, 5.54% 2/10/36 (a)(e)	1,560	1,580
Class B5, 5.99% 2/10/36 (a)(e)	1,073	1,089
Class B6, 6.44% 2/10/36 (a)(e)	293	297
Series 2004-C:
Class B4, 5.39% 9/10/36 (e)	1,963	1,993
Class B5, 5.79% 9/10/36 (e)	2,160	2,176
Class B6, 6.19% 9/10/36 (e)	393	395
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (e)	13,074	13,088
Series 2004-4 Class A, 4.62% 5/20/34 (e)	9,817	9,805
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 4.84% 7/25/35 (e)	18,859	18,894
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 4.77% 10/25/35 (e)	$ 7,728	$ 7,721
Class A4, 4.8% 10/25/35 (e)	19,886	19,886
WAMU Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (e)	34,361	34,334
Series 2005-AR19 Class A1C1, 4.72% 12/25/45 (e)	17,723	17,723
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,072	1,094
Series 2004-RA2 Class 2A, 7% 7/25/33	1,801	1,838
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4494% 9/25/34 (e)	9,065	9,073
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (e)	18,489	18,144
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	26,390	25,892
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (e)	8,753	8,635
TOTAL PRIVATE SPONSOR		458,821
U.S. Government Agency - 2.6%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 4.78% 10/25/35 (e)	15,104	15,023
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	7,971	7,474
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,646
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	4,959	5,038
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	9,966	10,069
Series 2425 Class JH, 6% 3/15/17	6,130	6,263
Series 2498 Class PD, 5.5% 2/15/16	4,036	4,045
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,291
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,645
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,788
Series 2689 Class HC, 3.5% 9/15/26	7,508	7,261
Series 2695 Class GC, 4.5% 11/15/18	8,266	8,036
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,368
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,030
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2775:
Class OD, 4.5% 10/15/17	$ 20,875	$ 20,067
Class OE, 4.5% 4/15/19	31,083	29,383
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,680	6,900
TOTAL U.S. GOVERNMENT AGENCY		203,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $667,753)		662,148
Commercial Mortgage Securities - 3.9%

Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	22,475	22,169
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(e)	5,989	5,992
Class B, 6.43% 4/25/34 (a)(e)	665	673
Class M1, 5.09% 4/25/34 (a)(e)	518	520
Class M2, 5.73% 4/25/34 (a)(e)	518	524
Series 2004-2 Class A, 4.96% 8/25/34 (a)(e)	6,039	6,053
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(e)	7,106	7,113
Class A2, 4.95% 1/25/35 (a)(e)	1,021	1,022
Class M1, 5.03% 1/25/35 (a)(e)	1,199	1,201
Class M2, 5.53% 1/25/35 (a)(e)	799	804
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,364
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,163
Class C, 4.937% 5/14/16 (a)	3,370	3,354
Class D, 4.986% 5/14/16 (a)	1,405	1,400
Class E, 5.064% 5/14/16 (a)	4,375	4,371
Class F, 5.182% 5/14/16 (a)	1,050	1,050
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(e)	3,810	4,008
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 4.7% 4/15/17 (a)(e)	7,840	7,836
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass thru certificates floater Series 2005-F10A: - continued
Class C, 4.74% 4/15/17 (a)(e)	$ 3,330	$ 3,327
Class D, 4.78% 4/15/17 (a)(e)	2,705	2,704
Class I, 5.32% 4/15/17 (a)(e)	375	375
Class MOA3, 4.77% 3/15/20 (a)(e)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(e)	1,700	1,700
Class B, 5.22% 12/15/21 (a)(e)	4,440	4,440
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (a)(e)	6,225	6,225
Class E, 4.8% 2/15/20 (a)(e)	4,355	4,355
Class F, 4.85% 2/15/20 (a)(e)	1,920	1,920
Class G, 4.99% 2/15/20 (a)(e)	555	555
Class H, 5.22% 2/15/20 (a)(e)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	155	155
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	3,994
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	2,916
Series 2004-C1 Class ASP, 0.9368% 1/15/37 (a)(e)(g)	197,621	6,268
Series 2006-OMA:
Class H, 5.805% 5/15/23	1,995	1,997
Class J, 5.805% 5/15/23	3,370	3,342
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,100
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,866
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	4,928
Class C1, 7.52% 5/15/06 (a)	3,500	3,521
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	12,776	13,114
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,815	1,851
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1386% 11/10/38 (e)(g)	108,545	4,120
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8915% 10/16/23 (e)	1,363	1,396
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	$ 4,590	$ 4,512
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,367
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,135
Series 2003-47 Class C, 4.227% 10/16/27	11,306	11,004
Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,990
Series 2003-47 Class XA, 0.0203% 6/16/43 (e)(g)	29,462	1,581
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7485% 12/10/41 (e)(g)	12,308	329
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	11,919
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,797
Series 1998-GLII Class E, 6.9704% 4/13/31 (e)	1,220	1,261
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	7,015	7,414
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,662
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,234
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,386	5,510
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,222
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,231
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (a)(e)	1,930	1,930
Class KHP2, 5.02% 1/15/18 (a)(e)	1,930	1,933
Class KHP3, 5.32% 1/15/18 (a)(e)	2,280	2,282
Class KHP4, 5.42% 1/15/18 (a)(e)	1,770	1,772
Class KHP5, 5.62% 1/15/18 (a)(e)	2,050	2,041
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,581
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(e)	4,805	4,671
Class 180B, 5.3979% 10/15/41 (a)(e)	2,250	2,187
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $312,240)		306,216
Municipal Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA Insured)	$ 14,700	$ 15,076
Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	4,037
5.5% 12/1/30 (AMBAC Insured)	5,000	5,767
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	9,485	9,894
Golden State Tobacco Securitization Corp. Series A, 5% 6/1/38 (FGIC Insured)	3,700	3,814
Keller Independent School District 5% 8/15/30	5,960	6,175
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/30 (FSA Insured)	6,150	6,430
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured)	5,100	5,929
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/33 (FGIC Insured)	10,100	10,523
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	9,000	10,524
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 A, 5% 6/15/39	5,400	5,567
North East Texas Independent School District 5% 8/1/33	8,100	8,354
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	9,800	10,111
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,818
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32 (FSA Insured)	5,550	5,712
TOTAL MUNICIPAL SECURITIES (Cost $111,803)		110,731
Foreign Government and Government Agency Obligations - 1.0%

Israeli State 4.625% 6/15/13	8,910	8,509
United Mexican States:
5.875% 1/15/14	13,150	13,512
6.75% 9/27/34	51,055	54,808
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $71,986)		76,829
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,773
Fixed-Income Funds - 15.1%
	Shares	Value (000s)
Fidelity Specialized High Income Central Investment Portfolio (f)	700,316	$ 69,920
Fidelity Ultra-Short Central Fund (f)	11,157,855	1,109,760
TOTAL FIXED-INCOME FUNDS (Cost $1,180,953)		1,179,680
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $518,789)	$ 518,853	518,789
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $8,720,531)		8,664,236
NET OTHER ASSETS - (10.8)%		(846,877)
NET ASSETS - 100%		$ 7,817,359
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	$ 2,300	28
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	2,390	30
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 2,109	$ 30
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,109	28
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,109	30
Receive monthly a fixed rate of .2% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (d)	Dec. 2007	105,500	24
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,109	4
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,109	5
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,109	5
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,930	$ 20
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	1,588	12
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,109	26
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	2,109	6
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	1,589	8
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	1,588	8
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	7,375	16
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 2,109	$ 14
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (d)	Dec. 2010	70,000	60
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (c)	March 2015	64,480	213
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,055	10
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs, upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,870	6
Receive quarterly notional amount multiplied by .31% and pay Goldman Sachs upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	(19)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	8,100	5
Receive quarterly notional amount multiplied by .405% and pay Deutsche Bank upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	12,700	48
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Deutsche Bank upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	$ 12,700	$ 51
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	32,000	318
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	25,000	69
Receive quarterly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	5,275	37
TOTAL CREDIT DEFAULT SWAPS		407,421	1,092
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(2,463)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	(138)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(662)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	225,000	88
TOTAL INTEREST RATE SWAPS		457,890	(3,175)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America

	July 2006	$ 11,300	$ (77)
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	86,300	(739)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	75,000	(515)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	11,300	(84)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	87,465	(328)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	23,850	(87)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	11,300	(43)
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	75,000	126
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	June 2006	$ 50,000	$ 84
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	22,600	64
TOTAL TOTAL RETURN SWAPS		454,115	(1,599)
		$ 1,319,426	$ (3,682)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $495,710,000 or 6.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,572
Fidelity Ultra-Short Central Fund	31,797
Total	$ 33,369

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ -	$ 69,953	$ -	$ 69,920	33.3%
Fidelity Ultra-Short Central Fund	895,377	215,000	-	1,109,760	16.0%
Total	$ 895,377	$ 284,953	$ -	$ 1,179,680
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,715,515,000. Net unrealized depreciation aggregated $51,279,000, of which $40,830,000 related to appreciated investment securities and $92,109,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.101

AIGB-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Johnson Controls, Inc. 5.25% 1/15/11	$ 5,270	$ 5,254
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	9,600	6,528
6.625% 10/1/28	4,300	2,967
7.45% 7/16/31	31,690	23,371
General Motors Corp. 8.375% 7/15/33	13,140	9,724
		42,590
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	12,380	12,308
Media - 1.4%
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,571
Comcast Corp. 5.65% 6/15/35	9,190	8,297
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,174
7.125% 10/1/12	12,770	13,591
Liberty Media Corp.:
5.7% 5/15/13	6,500	6,061
8.25% 2/1/30	13,530	13,410
News America Holdings, Inc. 7.75% 12/1/45	6,470	7,285
News America, Inc. 6.2% 12/15/34	8,530	8,328
TCI Communications, Inc. 9.8% 2/1/12	8,000	9,556
Time Warner, Inc. 6.625% 5/15/29	22,900	22,921
Univision Communications, Inc. 3.875% 10/15/08	2,790	2,676
		107,870
TOTAL CONSUMER DISCRETIONARY		168,022
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	7,990	7,688
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(e)	8,780	9,036
Personal Products - 0.1%
Avon Products, Inc. 5.125% 1/15/11	9,325	9,290
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	7,405	8,048
TOTAL CONSUMER STAPLES		34,062
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,715	$ 6,492
Oil, Gas & Consumable Fuels - 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	8,835	8,677
Enterprise Products Operating LP 4% 10/15/07	8,145	7,973
Kerr-McGee Corp. 6.95% 7/1/24	13,740	14,461
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,905	3,700
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (a)	19,775	19,728
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	4,834
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	4,225	4,158
Pemex Project Funding Master Trust:
5.75% 12/15/15 (a)	15,330	15,154
6.625% 6/15/35 (a)	4,600	4,605
6.625% 12/15/35 (a)	18,876	18,806
7.375% 12/15/14	31,730	35,030
		137,126
TOTAL ENERGY		143,618
FINANCIALS - 8.8%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	5,100	4,928
4.25% 9/4/12 (e)	5,730	5,666
Goldman Sachs Capital I 6.345% 2/15/34	17,000	17,625
Goldman Sachs Group, Inc. 5.25% 10/15/13	19,220	19,019
JPMorgan Chase Capital XV 5.875% 3/15/35	7,470	7,326
Lazard Group LLC 7.125% 5/15/15	11,890	12,457
Merrill Lynch & Co., Inc. 4.25% 2/8/10	16,420	15,906
Morgan Stanley 6.6% 4/1/12	17,435	18,577
Nuveen Investments, Inc. 5% 9/15/10	5,825	5,708
		107,212
Commercial Banks - 1.5%
Bank One Corp. 5.25% 1/30/13	13,775	13,711
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,852
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,843
5.25% 2/10/14 (a)	5,000	4,974
KeyCorp Capital Trust VII 5.7% 6/15/35	16,500	15,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 16,050	$ 15,511
4.75% 7/20/09	5,805	5,746
5.75% 9/10/13	10,035	10,321
Rabobank Capital Funding Trust II 5.26% 12/31/49 (a)(e)	15,200	14,932
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,373
Wachovia Bank NA 4.875% 2/1/15	20,250	19,542
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,188
		116,582
Consumer Finance - 0.5%
Household Finance Corp. 4.125% 11/16/09	26,826	25,837
HSBC Finance Corp. 6.75% 5/15/11	9,235	9,856
MBNA America Bank NA 4.625% 8/3/09	5,000	4,941
		40,634
Diversified Financial Services - 1.2%
Citigroup, Inc. 5.625% 8/27/12	5,960	6,099
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(e)	3,055	3,080
JPMorgan Chase & Co.:
4.875% 3/15/14	9,405	9,083
6.75% 2/1/11	18,915	20,190
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	19,125
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	22,635	23,181
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	9,450	9,054
		89,812
Insurance - 0.7%
Aegon NV 4.75% 6/1/13	13,000	12,552
Assurant, Inc. 5.625% 2/15/14	4,265	4,277
Axis Capital Holdings Ltd. 5.75% 12/1/14	20,815	20,701
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(e)	13,485	13,298
Travelers Property Casualty Corp. 6.375% 3/15/33	4,075	4,265
		55,093
Real Estate - 2.4%
Archstone Smith Operating Trust 5.25% 5/1/15	8,995	8,837
Boston Properties, Inc. 6.25% 1/15/13	6,505	6,779
Brandywine Operating Partnership LP 5.625% 12/15/10	10,855	10,855
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
Camden Property Trust:
5.875% 6/1/07	$ 3,920	$ 3,945
5.875% 11/30/12	6,435	6,556
CarrAmerica Realty Corp.:
5.25% 11/30/07	7,035	7,007
5.5% 12/15/10	13,440	13,368
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,068
Colonial Properties Trust 4.75% 2/1/10	6,845	6,644
Developers Diversified Realty Corp.:
5% 5/3/10	6,840	6,722
5.25% 4/15/11	3,905	3,849
EOP Operating LP:
4.65% 10/1/10	8,840	8,561
4.75% 3/15/14	14,345	13,504
5.875% 1/15/13	5,000	5,058
6.75% 2/15/12	7,180	7,612
7.75% 11/15/07	8,835	9,216
Equity Residential 5.125% 3/15/16	7,720	7,504
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,910	2,751
iStar Financial, Inc. 5.8% 3/15/11	10,090	10,173
Regency Centers LP 6.75% 1/15/12	7,380	7,870
Simon Property Group LP:
4.6% 6/15/10	6,090	5,936
5.1% 6/15/15	13,000	12,546
5.75% 12/1/15 (a)	7,500	7,563
Tanger Properties LP 6.15% 11/15/15	12,300	12,307
		190,231
Thrifts & Mortgage Finance - 1.1%
Countrywide Home Loans, Inc. 5.625% 5/15/07	5,500	5,532
Independence Community Bank Corp.:
3.75% 4/1/14 (e)	5,390	5,152
4.9% 9/23/10	29,890	29,241
Residential Capital Corp. 6.375% 6/30/10	14,040	14,392
Washington Mutual, Inc.:
4.625% 4/1/14	13,195	12,309
4.8969% 9/17/12 (e)	19,000	19,001
		85,627
TOTAL FINANCIALS		685,191
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Bombardier, Inc. 7.45% 5/1/34 (a)	$ 13,945	$ 11,888
Airlines - 1.0%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,096	1,109
6.978% 10/1/12	2,283	2,325
7.024% 4/15/11	3,230	3,292
7.324% 4/15/11	7,925	7,529
7.858% 4/1/13	26,059	27,711
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	6,675	6,704
6.545% 8/2/20	3,292	3,300
6.795% 2/2/20	2,550	2,320
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,057
7.57% 11/18/10	5,810	5,707
United Airlines pass thru Certificates:
6.071% 9/1/14	2,960	2,884
6.201% 3/1/10	1,937	1,902
6.602% 9/1/13	392	386
		81,226
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (a)	6,950	7,965
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,592
TOTAL INDUSTRIALS		110,671
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,820
6.375% 8/3/15	9,730	9,707
		19,527
MATERIALS - 0.1%
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 8,120	$ 7,880
TOTAL MATERIALS		11,559
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	4,185	4,290
British Telecommunications PLC 8.375% 12/15/10	12,619	14,301
KT Corp. 5.875% 6/24/14 (a)	5,295	5,445
Sprint Capital Corp. 7.625% 1/30/11	7,800	8,581
Telecom Italia Capital:
4% 1/15/10	14,810	14,069
4.875% 10/1/10	12,675	12,371
4.95% 9/30/14	8,070	7,629
TELUS Corp. yankee 7.5% 6/1/07	15,105	15,548
Verizon Global Funding Corp. 5.85% 9/15/35	19,330	18,227
Verizon New York, Inc. 6.875% 4/1/12	8,965	9,396
		109,857
Wireless Telecommunication Services - 0.1%
America Movil SA de CV 6.375% 3/1/35	9,990	9,613
TOTAL TELECOMMUNICATION SERVICES		119,470
UTILITIES - 3.1%
Electric Utilities - 2.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	8,715	8,809
Exelon Corp. 4.9% 6/15/15	24,405	23,190
Exelon Generation Co. LLC 5.35% 1/15/14	19,963	19,735
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,272
6.45% 11/15/11	3,810	4,005
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,608
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,916
4.8% 3/1/14	2,670	2,580
Pepco Holdings, Inc. 4% 5/15/10	6,500	6,157
Progress Energy, Inc.:
7% 10/30/31	6,000	6,591
7.1% 3/1/11	12,875	13,803
7.75% 3/1/31	21,905	26,050
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Public Service Co. of Colorado:
5.5% 4/1/14	$ 7,500	$ 7,653
7.875% 10/1/12	5,630	6,486
Southern California Edison Co.:
4.65% 4/1/15	700	668
5% 1/15/14	585	575
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,998
TXU Energy Co. LLC 7% 3/15/13	7,988	8,454
		156,550
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,644
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,480	4,855
		6,499
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,425	5,889
Duke Capital LLC:
4.331% 11/16/06	2,040	2,029
5.668% 8/15/14	13,400	13,437
Duke Energy Corp. 5.625% 11/30/12	8,790	8,947
PSEG Power LLC 7.75% 4/15/11	8,000	8,840
TXU Corp. 5.55% 11/15/14	7,555	7,096
		46,238
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	10,060	9,785
5.95% 6/15/35	15,225	14,640
DTE Energy Co. 7.05% 6/1/11	4,090	4,388
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,965	3,927
		32,740
TOTAL UTILITIES		242,027
TOTAL NONCONVERTIBLE BONDS (Cost $1,553,941)		1,534,147
U.S. Government and Government Agency Obligations - 24.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.8%
Fannie Mae:
4.375% 7/17/13	$ 20,950	$ 20,167
6.25% 2/1/11	115,105	121,193
Freddie Mac:
4.5% 1/15/14	72,620	70,819
5.25% 11/5/12	5,610	5,524
5.875% 3/21/11	79,045	82,089
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		299,792
U.S. Treasury Inflation Protected Obligations - 8.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	128,591	135,985
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	208,664	200,022
2% 1/15/14	297,235	297,652
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		633,659
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bond - principal STRIPS 0% 2/15/15	15,000	9,962
U.S. Treasury Bonds 8% 11/15/21	69,247	94,181
U.S. Treasury Notes:
2.75% 7/31/06	183,057	181,441
3.875% 7/15/10	12,500	12,188
U.S. Treasury Notes - principal STRIPS stripped principal:
0% 11/15/08	423,520	374,088
0% 8/15/10	347,070	284,602
TOTAL U.S. TREASURY OBLIGATIONS		956,462
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,897,831)		1,889,913
U.S. Government Agency - Mortgage Securities - 25.7%

Fannie Mae - 24.1%
3.476% 4/1/34 (e)	2,296	2,285
3.752% 10/1/33 (e)	1,016	993
3.756% 12/1/34 (e)	1,120	1,104
3.791% 6/1/34 (e)	4,508	4,340
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.847% 1/1/35 (e)	$ 2,822	$ 2,770
3.859% 11/1/34 (e)	5,864	5,775
3.877% 6/1/33 (e)	3,978	3,912
3.945% 5/1/34 (e)	366	372
3.948% 11/1/34 (e)	1,852	1,833
3.971% 5/1/33 (e)	358	353
3.983% 12/1/34 (e)	6,349	6,318
3.991% 2/1/35 (e)	865	857
4% 7/1/18 to 9/1/18	17,861	17,037
4.026% 1/1/35 (e)	1,685	1,674
4.03% 2/1/35 (e)	834	826
4.039% 10/1/18 (e)	975	959
4.053% 4/1/33 (e)	347	346
4.094% 2/1/35 (e)	589	585
4.097% 2/1/35 (e)	1,594	1,580
4.101% 2/1/35 (e)	603	598
4.105% 2/1/35 (e)	3,160	3,137
4.111% 1/1/35 (e)	1,762	1,745
4.121% 1/1/35 (e)	3,187	3,159
4.127% 2/1/35 (e)	1,909	1,893
4.159% 2/1/35 (e)	1,650	1,638
4.171% 1/1/35 (e)	1,460	1,448
4.181% 1/1/35 (e)	2,073	2,031
4.205% 3/1/34 (e)	871	860
4.236% 1/1/34 (e)	4,910	4,849
4.25% 2/1/35 (e)	1,066	1,045
4.255% 1/1/34 (e)	2,989	2,954
4.277% 1/1/35 (e)	963	956
4.278% 2/1/35 (e)	602	596
4.288% 8/1/33 (e)	2,050	2,028
4.295% 3/1/35 (e)	964	955
4.313% 3/1/33 (e)	514	505
4.316% 5/1/35 (e)	1,424	1,409
4.339% 9/1/34 (e)	1,511	1,500
4.348% 1/1/35 (e)	1,062	1,046
4.354% 1/1/35 (e)	1,203	1,186
4.364% 9/1/34 (e)	3,736	3,707
4.367% 2/1/34 (e)	2,392	2,366
4.368% 4/1/35 (e)	663	654
4.394% 2/1/35 (e)	1,566	1,543
4.403% 5/1/35 (e)	3,052	3,010
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.409% 10/1/34 (e)	$ 5,843	$ 5,765
4.411% 11/1/34 (e)	13,304	13,228
4.439% 10/1/34 (e)	5,145	5,119
4.44% 3/1/35 (e)	1,418	1,397
4.445% 4/1/34 (e)	1,616	1,604
4.467% 8/1/34 (e)	3,184	3,146
4.477% 1/1/35 (e)	1,576	1,570
4.481% 5/1/35 (e)	1,063	1,049
4.497% 3/1/35 (e)	3,290	3,240
4.5% 11/1/18 to 4/1/35	313,321	303,066
4.5% 2/1/21 (b)	134,683	129,578
4.522% 3/1/35 (e)	3,028	2,988
4.541% 2/1/35 (e)	1,101	1,093
4.542% 2/1/35 (e)	6,617	6,609
4.545% 7/1/35 (e)	3,826	3,788
4.56% 2/1/35 (e)	665	665
4.584% 2/1/35 (e)	9,604	9,498
4.606% 2/1/35 (e)	3,054	3,020
4.635% 11/1/34 (e)	3,299	3,270
4.668% 11/1/34 (e)	3,535	3,505
4.687% 3/1/35 (e)	8,385	8,387
4.717% 7/1/35 (e)	9,385	9,246
4.725% 3/1/35 (e)	1,675	1,660
4.73% 7/1/34 (e)	2,950	2,925
4.799% 12/1/34 (e)	2,869	2,854
4.808% 12/1/32 (e)	1,439	1,444
4.825% 12/1/34 (e)	1,145	1,139
5% 12/1/17	1,729	1,712
5% 2/1/36 (b)	418,321	404,205
5.105% 5/1/35 (e)	7,234	7,257
5.106% 9/1/34 (e)	1,190	1,189
5.197% 6/1/35 (e)	5,244	5,250
5.276% 3/1/35 (e)	716	718
5.349% 12/1/34 (e)	2,207	2,207
5.5% 2/1/11 to 10/1/34	303,797	301,538
5.5% 2/1/36 (b)	329,010	325,411
6% 1/1/13 to 9/1/32	38,477	38,962
6% 2/1/36 (b)	9,075	9,163
6.5% 3/1/07 to 3/1/34	103,128	105,982
6.5% 2/1/36 (b)	14,391	14,756
7% 7/1/22 to 12/1/31	28,650	29,834
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7.5% 6/1/25 to 8/1/29	$ 3,243	$ 3,403
9.5% 5/1/18 to 2/1/25	420	464
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		1,883,652
Freddie Mac - 1.0%
4.055% 12/1/34 (e)	1,106	1,094
4.113% 12/1/34 (e)	1,610	1,582
4.176% 1/1/35 (e)	1,515	1,490
4.288% 3/1/35 (e)	1,416	1,401
4.296% 5/1/35 (e)	2,518	2,490
4.305% 12/1/34 (e)	1,508	1,480
4.33% 1/1/35 (e)	3,322	3,301
4.364% 3/1/35 (e)	2,207	2,162
4.386% 2/1/35 (e)	2,815	2,758
4.445% 3/1/35 (e)	1,419	1,387
4.446% 2/1/34 (e)	1,505	1,482
4.465% 6/1/35 (e)	2,085	2,054
4.48% 3/1/35 (e)	3,978	3,906
4.49% 3/1/35 (e)	1,574	1,541
4.49% 3/1/35 (e)	10,089	9,923
4.5% 5/1/19	3,181	3,094
4.554% 2/1/35 (e)	2,275	2,247
5.013% 4/1/35 (e)	7,942	7,927
5.5% 3/1/25	11,095	11,070
6% 5/1/33	12,863	13,033
8.5% 9/1/22 to 9/1/27	466	506
TOTAL FREDDIE MAC		75,928
Government National Mortgage Association - 0.6%
5.5% 12/15/32 to 5/15/34	12,098	12,164
6% 10/15/08 to 10/15/30	8,310	8,528
6.5% 3/15/26 to 2/15/33	3,233	3,387
7% 8/15/23 to 12/15/32	20,403	21,434
7.5% 7/15/06 to 8/15/28	1,378	1,456
8% 9/15/24 to 5/15/32	246	263
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8.5% 1/15/31	$ 11	$ 11
9% 4/15/23	7	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		47,251
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,026,070)		2,006,831
Asset-Backed Securities - 4.8%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.03% 2/25/34 (e)	2,193	2,200
Class M2, 5.63% 2/25/34 (e)	2,600	2,617
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.1475% 9/9/30 (a)(e)	2,005	2,025
American Express Credit Account Master Trust Series 2004-C Class C, 4.97% 2/15/12 (a)(e)	20,945	20,986
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (a)	4,510	4,499
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (e)	1,290	1,290
Class M2, 5.01% 4/25/34 (e)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 4.83% 12/15/33 (e)	1,753	1,758
Series 2004-HE2 Class M1, 5.08% 4/25/34 (e)	7,030	7,068
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.43% 12/15/09 (e)	8,010	8,077
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,500
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.01% 2/28/44 (e)	4,784	4,796
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	8,965	8,852
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (e)	13,465	13,488
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,058
Series 2003-B4 Class B4, 5.27% 7/15/11 (e)	6,635	6,727
Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,210
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	5,594	5,526
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Credit Card Owner Trust Series 2004-1 Class B, 4.67% 5/15/09 (e)	$ 4,365	$ 4,365
Citibank Credit Card Issuance Trust Series 2003-C1 Class C1, 5.65% 4/7/10 (e)	5,790	5,898
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (e)	8,005	8,023
Series 2004-3 Class M1, 5.03% 6/25/34 (e)	1,525	1,529
Series 2005-3 Class MV1, 4.95% 8/25/35 (e)	12,300	12,308
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	5,743	5,579
Class C, 5.074% 6/15/35 (a)	5,213	5,073
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.21% 11/25/33 (e)	737	738
Class M2, 6.28% 11/25/33 (e)	700	709
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (e)	425	426
Class M4, 5.43% 3/25/34 (e)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class B, 3.88% 1/15/10	5,151	5,011
Fremont Home Loan Trust Series 2005-A:
Class M1, 4.96% 1/25/35 (e)	1,825	1,833
Class M2, 4.99% 1/25/35 (e)	2,625	2,632
Class M3, 5.02% 1/25/35 (e)	1,425	1,430
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	8,700	8,650
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.03% 1/25/34 (e)	3,500	3,500
Class M2, 5.63% 1/25/34 (e)	1,600	1,600
Class M3, 5.83% 1/25/34 (e)	1,600	1,600
Series 2004-OPT Class A1, 4.87% 11/25/34 (e)	5,552	5,566
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (e)	67	67
Class M1, 5.41% 8/25/33 (e)	2,915	2,944
Series 2003-4:
Class M1, 4.4413% 10/25/33 (e)	4,025	4,044
Class M2, 6.43% 10/25/33 (e)	4,765	4,807
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (e)	2,628	2,630
Class M2, 4.98% 1/20/35 (e)	1,974	1,976
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 4.83% 1/15/09 (e)	33,400	33,424
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
MBNA Credit Card Master Note Trust: - continued
Series 2003-B2 Class B2, 4.86% 10/15/10 (e)	$ 1,530	$ 1,540
Series 2003-B3 Class B3, 4.845% 1/18/11 (e)	7,085	7,122
Series 2003-B5 Class B5, 4.84% 2/15/11 (e)	10,335	10,402
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (e)	2,225	2,225
Class M2, 5.08% 7/25/34 (e)	400	400
Class M3, 5.48% 7/25/34 (e)	825	825
Class M4, 5.63% 7/25/34 (e)	550	551
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (e)	1,945	1,971
Series 2003-NC8 Class M1, 5.23% 9/25/33 (e)	2,600	2,643
Series 2004-NC2 Class M1, 5.08% 12/25/33 (e)	2,931	2,947
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (e)	4,121	4,126
Series 2002-NC1 Class M1, 5.33% 2/25/32 (a)(e)	3,007	3,013
Series 2002-NC3 Class M1, 5.25% 8/25/32 (e)	1,585	1,590
Series 2003-NC2 Class M2, 6.53% 2/25/33 (e)	2,855	2,879
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (a)(e)(g)	8,640	2,655
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	9,055	4,491
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	4,700	1,102
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	4,176	4,141
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (e)	1,500	1,501
Class M4, 5.505% 6/25/34 (e)	2,520	2,532
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	4,570	4,509
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 4.65% 6/25/36 (e)	18,141	18,143
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.06% 3/25/35 (e)	4,990	4,997
SLM Private Credit Student Loan Trust Series 2004-A Class C, 5.4413% 6/15/33 (e)	5,136	5,242
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.13% 11/25/34 (e)	2,045	2,056
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(e)	9,340	9,333
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	$ 13,100	$ 12,967
Whinstone Capital Management Ltd. Series 1A Class B3, 5.5229% 10/25/44 (a)(e)	8,910	8,909
TOTAL ASSET-BACKED SECURITIES (Cost $374,787)		374,179
Collateralized Mortgage Obligations - 8.5%

Private Sponsor - 5.9%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 4.86% 5/25/35 (e)	7,372	7,354
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (e)	1,345	1,338
Class 2A1, 4.1663% 12/25/33 (e)	5,157	5,052
Series 2003-L Class 2A1, 3.9759% 1/25/34 (e)	9,750	9,514
Series 2004-1 Class 2A2, 4.7119% 10/25/34 (e)	9,006	8,863
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (e)	2,993	2,952
Class 2A2, 4.1189% 3/25/34 (e)	3,852	3,753
Series 2004-C Class 1A1, 3.3683% 4/25/34 (e)	5,960	5,858
Series 2004-D:
Class 1A1, 3.5366% 5/25/34 (e)	7,419	7,267
Class 2A2, 4.1992% 5/25/34 (e)	10,357	10,087
Series 2004-G Class 2A7, 4.5714% 8/25/34 (e)	8,152	8,002
Series 2004-H Class 2A1, 4.4883% 9/25/34 (e)	8,741	8,563
Series 2004-J:
Class 1A2, 4.2884% 11/25/34 (e)	3,047	3,024
Class 2A1, 4.791% 11/25/34 (e)	14,861	14,686
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1353% 8/25/35 (e)	11,861	11,819
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 4.81% 1/25/35 (e)	32,487	32,528
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (e)	1,511	1,513
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (e)	2,686	2,691
Gracechurch Mortgage Funding PLC Series 1A Class DB, 5.0045% 10/11/41 (a)(e)	9,140	9,137
Granite Master Issuer PLC:
floater Series 2005-2 Class M1, 4.61% 12/20/54 (e)	13,250	13,250
Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(e)	6,400	6,400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 1,371	$ 1,370
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3324% 5/25/17 (e)	7,897	7,913
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2399% 8/25/17 (e)	6,069	6,160
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 4.45% 11/25/29 (e)	6,585	6,577
Series 2004-G Class A2, 5.01% 11/25/29 (e)	3,940	3,942
Series 2005-B Class A2, 4.96% 7/25/30 (e)	7,279	7,272
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.82% 7/25/35 (e)	14,240	14,241
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	2,783	2,804
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,143	1,158
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 5.99% 7/10/35 (a)(e)	8,795	8,971
Class B4, 6.19% 7/10/35 (a)(e)	6,692	6,826
Class B5, 6.79% 7/10/35 (a)(e)	6,309	6,451
Class B6, 7.29% 7/10/35 (a)(e)	2,868	2,940
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (a)(e)	3,065	3,117
Class B4, 6.09% 6/10/35 (a)(e)	2,742	2,792
Class B5, 6.69% 6/10/35 (a)(e)	1,872	1,912
Class B6, 7.19% 6/10/35 (a)(e)	1,112	1,139
Series 2004-A Class B4, 5.64% 2/10/36 (a)(e)	5,840	5,928
Series 2004-B:
Class B4, 5.54% 2/10/36 (a)(e)	1,560	1,580
Class B5, 5.99% 2/10/36 (a)(e)	1,073	1,089
Class B6, 6.44% 2/10/36 (a)(e)	293	297
Series 2004-C:
Class B4, 5.39% 9/10/36 (e)	1,963	1,993
Class B5, 5.79% 9/10/36 (e)	2,160	2,176
Class B6, 6.19% 9/10/36 (e)	393	395
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (e)	13,074	13,088
Series 2004-4 Class A, 4.62% 5/20/34 (e)	9,817	9,805
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 4.84% 7/25/35 (e)	18,859	18,894
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 4.77% 10/25/35 (e)	$ 7,728	$ 7,721
Class A4, 4.8% 10/25/35 (e)	19,886	19,886
WAMU Mortgage pass thru certificates:
floater Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (e)	34,361	34,334
Series 2005-AR19 Class A1C1, 4.72% 12/25/45 (e)	17,723	17,723
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,072	1,094
Series 2004-RA2 Class 2A, 7% 7/25/33	1,801	1,838
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4494% 9/25/34 (e)	9,065	9,073
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (e)	18,489	18,144
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	26,390	25,892
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (e)	8,753	8,635
TOTAL PRIVATE SPONSOR		458,821
U.S. Government Agency - 2.6%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 4.78% 10/25/35 (e)	15,104	15,023
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	7,971	7,474
Series 2003-81 Class MX, 3.5% 3/25/24	5,785	5,646
sequential pay Series 2004-95 Class AN, 5.5% 1/25/25	4,959	5,038
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	9,966	10,069
Series 2425 Class JH, 6% 3/15/17	6,130	6,263
Series 2498 Class PD, 5.5% 2/15/16	4,036	4,045
Series 2614 Class TD, 3.5% 5/15/16	37,052	35,291
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,645
Series 2665 Class PB, 3.5% 6/15/23	2,854	2,788
Series 2689 Class HC, 3.5% 9/15/26	7,508	7,261
Series 2695 Class GC, 4.5% 11/15/18	8,266	8,036
Series 2760 Class EB, 4.5% 9/15/16	22,858	22,368
Series 2773 Class EG, 4.5% 4/15/19	1,087	1,030
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2775:
Class OD, 4.5% 10/15/17	$ 20,875	$ 20,067
Class OE, 4.5% 4/15/19	31,083	29,383
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,680	6,900
TOTAL U.S. GOVERNMENT AGENCY		203,327
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $667,753)		662,148
Commercial Mortgage Securities - 3.9%

Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (e)	22,475	22,169
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(e)	5,989	5,992
Class B, 6.43% 4/25/34 (a)(e)	665	673
Class M1, 5.09% 4/25/34 (a)(e)	518	520
Class M2, 5.73% 4/25/34 (a)(e)	518	524
Series 2004-2 Class A, 4.96% 8/25/34 (a)(e)	6,039	6,053
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(e)	7,106	7,113
Class A2, 4.95% 1/25/35 (a)(e)	1,021	1,022
Class M1, 5.03% 1/25/35 (a)(e)	1,199	1,201
Class M2, 5.53% 1/25/35 (a)(e)	799	804
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,364
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,163
Class C, 4.937% 5/14/16 (a)	3,370	3,354
Class D, 4.986% 5/14/16 (a)	1,405	1,400
Class E, 5.064% 5/14/16 (a)	4,375	4,371
Class F, 5.182% 5/14/16 (a)	1,050	1,050
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(e)	3,810	4,008
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 4.7% 4/15/17 (a)(e)	7,840	7,836
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage pass thru certificates floater Series 2005-F10A: - continued
Class C, 4.74% 4/15/17 (a)(e)	$ 3,330	$ 3,327
Class D, 4.78% 4/15/17 (a)(e)	2,705	2,704
Class I, 5.32% 4/15/17 (a)(e)	375	375
Class MOA3, 4.77% 3/15/20 (a)(e)	5,075	5,075
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(e)	1,700	1,700
Class B, 5.22% 12/15/21 (a)(e)	4,440	4,440
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (a)(e)	6,225	6,225
Class E, 4.8% 2/15/20 (a)(e)	4,355	4,355
Class F, 4.85% 2/15/20 (a)(e)	1,920	1,920
Class G, 4.99% 2/15/20 (a)(e)	555	555
Class H, 5.22% 2/15/20 (a)(e)	790	790
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	155	155
Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	3,994
Series 1997-C2 Class D, 7.27% 1/17/35	2,775	2,916
Series 2004-C1 Class ASP, 0.9368% 1/15/37 (a)(e)(g)	197,621	6,268
Series 2006-OMA:
Class H, 5.805% 5/15/23	1,995	1,997
Class J, 5.805% 5/15/23	3,370	3,342
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,920	4,100
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,866
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	4,928
Class C1, 7.52% 5/15/06 (a)	3,500	3,521
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	12,776	13,114
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,815	1,851
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.1386% 11/10/38 (e)(g)	108,545	4,120
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8915% 10/16/23 (e)	1,363	1,396
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	$ 4,590	$ 4,512
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,367
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,135
Series 2003-47 Class C, 4.227% 10/16/27	11,306	11,004
Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,990
Series 2003-47 Class XA, 0.0203% 6/16/43 (e)(g)	29,462	1,581
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7485% 12/10/41 (e)(g)	12,308	329
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	11,195	11,919
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,797
Series 1998-GLII Class E, 6.9704% 4/13/31 (e)	1,220	1,261
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	7,015	7,414
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	2,495	2,662
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,234
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,386	5,510
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,222
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,231
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (a)(e)	1,930	1,930
Class KHP2, 5.02% 1/15/18 (a)(e)	1,930	1,933
Class KHP3, 5.32% 1/15/18 (a)(e)	2,280	2,282
Class KHP4, 5.42% 1/15/18 (a)(e)	1,770	1,772
Class KHP5, 5.62% 1/15/18 (a)(e)	2,050	2,041
sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,581
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (a)(e)	4,805	4,671
Class 180B, 5.3979% 10/15/41 (a)(e)	2,250	2,187
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $312,240)		306,216
Municipal Securities - 1.4%
	Principal Amount (000s)	Value (000s)
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/43 (FSA Insured)	$ 14,700	$ 15,076
Chicago Board of Ed. Series A:
5.5% 12/1/26 (AMBAC Insured)	3,500	4,037
5.5% 12/1/30 (AMBAC Insured)	5,000	5,767
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	9,485	9,894
Golden State Tobacco Securitization Corp. Series A, 5% 6/1/38 (FGIC Insured)	3,700	3,814
Keller Independent School District 5% 8/15/30	5,960	6,175
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 8/15/30 (FSA Insured)	6,150	6,430
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured)	5,100	5,929
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.) 5% 7/1/33 (FGIC Insured)	10,100	10,523
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	9,000	10,524
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2005 A, 5% 6/15/39	5,400	5,567
North East Texas Independent School District 5% 8/1/33	8,100	8,354
Phoenix Civic Impt. Corp. Excise Tax Rev. (Civic Plaza Expansion Proj.) Series A, 5% 7/1/41 (FGIC Insured)	9,800	10,111
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,700	2,818
Utah Trans. Auth. Sales Tax Rev. Series A, 5% 6/15/32 (FSA Insured)	5,550	5,712
TOTAL MUNICIPAL SECURITIES (Cost $111,803)		110,731
Foreign Government and Government Agency Obligations - 1.0%

Israeli State 4.625% 6/15/13	8,910	8,509
United Mexican States:
5.875% 1/15/14	13,150	13,512
6.75% 9/27/34	51,055	54,808
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $71,986)		76,829
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,773
Fixed-Income Funds - 15.1%
	Shares	Value (000s)
Fidelity Specialized High Income Central Investment Portfolio (f)	700,316	$ 69,920
Fidelity Ultra-Short Central Fund (f)	11,157,855	1,109,760
TOTAL FIXED-INCOME FUNDS (Cost $1,180,953)		1,179,680
Cash Equivalents - 6.6%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $518,789)	$ 518,853	518,789
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $8,720,531)		8,664,236
NET OTHER ASSETS - (10.8)%		(846,877)
NET ASSETS - 100%		$ 7,817,359
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	$ 2,300	28
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	2,390	30
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34

	Sept. 2034	$ 2,109	$ 30
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,109	28
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,109	30
Receive monthly a fixed rate of .2% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (d)	Dec. 2007	105,500	24
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,109	4
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,109	5
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,109	5
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,930	$ 20
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	1,588	12
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,109	26
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	2,109	6
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	1,589	8
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	1,588	8
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	7,375	16
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 2,109	$ 14
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (d)	Dec. 2010	70,000	60
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (c)	March 2015	64,480	213
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	12,055	10
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs, upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,870	6
Receive quarterly notional amount multiplied by .31% and pay Goldman Sachs upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 5.875% 8/15/12	Sept. 2010	13,000	(19)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	8,100	5
Receive quarterly notional amount multiplied by .405% and pay Deutsche Bank upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	12,700	48
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .41% and pay Deutsche Bank upon default event of Sempra Energy, par value of the notional amount of Sempra Energy 6% 2/1/13	Sept. 2010	$ 12,700	$ 51
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	32,000	318
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	25,000	69
Receive quarterly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	5,275	37
TOTAL CREDIT DEFAULT SWAPS		407,421	1,092
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(2,463)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	(138)
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(662)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	225,000	88
TOTAL INTEREST RATE SWAPS		457,890	(3,175)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America

	July 2006	$ 11,300	$ (77)
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	86,300	(739)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	75,000	(515)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	11,300	(84)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	87,465	(328)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	23,850	(87)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	11,300	(43)
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	75,000	126
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	June 2006	$ 50,000	$ 84
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	22,600	64
TOTAL TOTAL RETURN SWAPS		454,115	(1,599)
		$ 1,319,426	$ (3,682)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $495,710,000 or 6.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(d) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,572
Fidelity Ultra-Short Central Fund	31,797
Total	$ 33,369

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ -	$ 69,953	$ -	$ 69,920	33.3%
Fidelity Ultra-Short Central Fund	895,377	215,000	-	1,109,760	16.0%
Total	$ 895,377	$ 284,953	$ -	$ 1,179,680
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $8,715,515,000. Net unrealized depreciation aggregated $51,279,000, of which $40,830,000 related to appreciated investment securities and $92,109,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Term Bond Fund

January 31, 2006

1.813036.101

STP-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.1038% 5/24/06 (e)	$ 8,000	$ 8,008
Media - 2.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	11,850
Continental Cablevision, Inc.:
8.3% 5/15/06	7,950	8,022
9% 9/1/08	20,700	22,507
Cox Communications, Inc.:
3.875% 10/1/08	10,150	9,765
6.4% 8/1/08	3,170	3,209
7.75% 8/15/06	8,445	8,549
Hearst-Argyle Television, Inc. 7% 11/15/07	5,750	5,894
Liberty Media Corp.:
5.9913% 9/17/06 (e)	12,107	12,170
7.75% 7/15/09	3,900	4,099
7.875% 7/15/09	5,000	5,275
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	13,338
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,438
3.875% 10/15/08	3,865	3,708
		110,824
TOTAL CONSUMER DISCRETIONARY		118,832
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (b)(e)	5,935	6,108
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,045
		23,153
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,598
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,000
		15,598
TOTAL CONSUMER STAPLES		38,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	$ 6,415	$ 6,202
Oil, Gas & Consumable Fuels - 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,435	7,302
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (b)	8,915	8,696
Duke Capital LLC:
4.37% 3/1/09	9,565	9,325
7.5% 10/1/09	9,800	10,484
Enterprise Products Operating LP:
4% 10/15/07	10,520	10,298
4.625% 10/15/09	11,730	11,419
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,104
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,286
Petroleum Export Ltd.:
4.623% 6/15/10 (b)	5,775	5,711
4.633% 6/15/10 (b)	3,470	3,432
		91,057
TOTAL ENERGY		97,259
FINANCIALS - 8.1%
Capital Markets - 0.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (e)	14,750	14,251
4.25% 9/4/12 (e)	7,460	7,376
Lehman Brothers Holdings, Inc.:
4% 1/22/08	3,260	3,201
6.625% 2/5/06	1,000	1,000
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,710
Morgan Stanley:
3.625% 4/1/08	425	413
5.8% 4/1/07	1,500	1,508
		34,459
Commercial Banks - 0.7%
Bank of America Corp.:
7.125% 9/15/06	8,850	8,964
7.4% 1/15/11	485	532
Bank One Corp. 6% 8/1/08	4,700	4,806
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,528
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,177
4.75% 7/20/09	5,500	5,444
		36,451
Consumer Finance - 1.6%
American General Finance Corp. 4.5% 11/15/07	5,200	5,160
Ford Motor Credit Co.:
4.95% 1/15/08	8,360	7,711
6.5% 1/25/07	35,400	35,019
Household Finance Corp.:
4.125% 12/15/08	4,170	4,063
4.75% 5/15/09	8,978	8,882
Household International, Inc. 5.836% 2/15/08	10,500	10,644
HSBC Finance Corp. 4.125% 3/11/08	15,855	15,556
		87,035
Diversified Financial Services - 0.9%
Aspetuck Trust 4.72% 10/16/06 (e)(h)	13,080	13,099
Iberbond 2004 PLC 4.826% 12/24/17 (h)	12,173	11,824
J.P. Morgan & Co., Inc. 6.25% 1/15/09	4,935	5,084
Keycorp Institutional Capital B 8.25% 12/15/26	10,665	11,318
Prime Property Funding II 6.25% 5/15/07 (b)	6,000	6,066
		47,391
Insurance - 0.5%
The Chubb Corp. 4.934% 11/16/07	15,345	15,305
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	7,185	7,165
5.75% 3/15/07	3,818	3,828
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,761
		29,059
Real Estate - 3.0%
Arden Realty LP 8.5% 11/15/10	7,855	8,995
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,248
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,880	3,753
5.625% 12/15/10	7,470	7,470
BRE Properties, Inc.:
5.95% 3/15/07	3,310	3,328
7.2% 6/15/07	6,690	6,838
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
Camden Property Trust:
4.375% 1/15/10	$ 5,440	$ 5,261
5.875% 6/1/07	3,305	3,326
CarrAmerica Realty Corp. 5.25% 11/30/07	13,715	13,660
Colonial Properties Trust:
4.75% 2/1/10	5,005	4,858
7% 7/14/07	4,784	4,882
Developers Diversified Realty Corp.:
3.875% 1/30/09	9,275	8,889
5% 5/3/10	4,910	4,825
7% 3/19/07	7,905	8,037
EOP Operating LP:
6.763% 6/15/07	8,650	8,800
7.75% 11/15/07	3,100	3,234
8.375% 3/15/06	5,700	5,723
iStar Financial, Inc. 5.73% 3/12/07 (e)	12,630	12,752
JDN Realty Corp. 6.95% 8/1/07	3,215	3,258
Simon Property Group LP:
4.6% 6/15/10	4,260	4,152
4.875% 8/15/10	9,810	9,665
6.875% 11/15/06	14,862	15,083
Tanger Properties LP 9.125% 2/15/08	8,855	9,475
		161,512
Thrifts & Mortgage Finance - 0.7%
Countrywide Home Loans, Inc.:
4.9% 6/2/06 (e)	5,250	5,257
5.5% 8/1/06	735	737
5.625% 5/15/07	3,765	3,787
Residential Capital Corp. 5.8956% 6/29/07 (e)	15,000	15,103
Washington Mutual, Inc. 4.375% 1/15/08	14,450	14,270
		39,154
TOTAL FINANCIALS		435,061
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	10,500	10,431
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	$ 530	$ 532
Airlines - 1.0%
America West Airlines pass thru Trust 7.33% 7/2/08	10,086	9,902
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	2,193	2,219
6.978% 10/1/12	396	403
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,468
7.056% 3/15/11	2,110	2,158
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	3,644	3,626
United Airlines pass thru Certificates:
6.071% 9/1/14	5,412	5,274
6.201% 3/1/10	4,548	4,466
6.602% 9/1/13	6,785	6,681
7.032% 4/1/12	5,271	5,215
		55,412
Industrial Conglomerates - 0.3%
Tyco International Group SA yankee 5.8% 8/1/06	16,640	16,696
TOTAL INDUSTRIALS		83,071
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Motorola, Inc. 4.608% 11/16/07	24,000	23,825
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (b)	4,365	4,571
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	5,949
TOTAL MATERIALS		10,520
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.4%
BellSouth Corp. 4.2% 9/15/09	7,115	6,883
France Telecom SA 7.2% 3/1/06	12,520	12,542
Sprint Capital Corp. 6% 1/15/07	11,760	11,859
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital 4% 11/15/08	$ 31,210	$ 30,212
Telefonos de Mexico SA de CV:
4.5% 11/19/08	9,265	9,058
4.75% 1/27/10	12,910	12,626
TELUS Corp. yankee 7.5% 6/1/07	16,185	16,660
Verizon Global Funding Corp.:
6.125% 6/15/07	12,295	12,470
7.25% 12/1/10	13,925	15,028
		127,338
Wireless Telecommunication Services - 0.7%
ALLTEL Corp. 4.656% 5/17/07	15,110	15,040
America Movil SA de CV 4.125% 3/1/09	17,610	17,058
AT&T Wireless Services, Inc. 7.35% 3/1/06	4,900	4,910
		37,008
TOTAL TELECOMMUNICATION SERVICES		164,346
UTILITIES - 3.9%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 4.709% 8/16/07	14,020	13,923
Exelon Corp. 4.45% 6/15/10	14,150	13,689
FirstEnergy Corp. 5.5% 11/15/06	21,660	21,719
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,629
Monongahela Power Co. 5% 10/1/06	5,685	5,678
Pepco Holdings, Inc.:
4% 5/15/10	4,570	4,329
5.5% 8/15/07	16,221	16,285
Progress Energy, Inc.:
5.85% 10/30/08	4,000	4,056
6.75% 3/1/06	11,435	11,452
7.1% 3/1/11	9,715	10,415
Southwestern Public Service Co. 5.125% 11/1/06	3,900	3,898
TXU Energy Co. LLC 6.125% 3/15/08	3,510	3,558
		112,631
Gas Utilities - 0.1%
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,872
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.:
6.125% 9/1/09	11,680	12,018
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.: - continued
6.35% 4/1/07	$ 11,715	$ 11,873
Duke Capital LLC 4.331% 11/16/06	4,805	4,780
		28,671
Multi-Utilities - 1.2%
Dominion Resources, Inc. 4.125% 2/15/08	9,925	9,722
DTE Energy Co.:
5.63% 8/16/07	11,380	11,447
6.45% 6/1/06	7,310	7,342
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,140
NiSource, Inc. 3.628% 11/1/06	6,050	5,989
PSEG Funding Trust I 5.381% 11/16/07	12,900	12,900
Sempra Energy:
4.621% 5/17/07	9,545	9,481
4.75% 5/15/09	4,475	4,410
		65,431
TOTAL UTILITIES		211,605
TOTAL NONCONVERTIBLE BONDS (Cost $1,198,398)		1,183,270
U.S. Government and Government Agency Obligations - 20.5%

U.S. Government Agency Obligations - 7.9%
Fannie Mae:
3.125% 12/15/07	19,960	19,373
3.25% 8/15/08	12,882	12,416
3.25% 2/15/09	128,000	122,511
6% 5/15/08	145,292	149,093
Federal Home Loan Bank 4.25% 4/16/07	44,000	43,694
Freddie Mac 2.7% 3/16/07	84,000	82,005
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		429,092
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	43,989	46,539
U.S. Treasury Obligations - 11.7%
U.S. Treasury Bonds 12% 8/15/13	61,275	72,190
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.375% 2/15/08	$ 250,000	$ 244,473
3.625% 4/30/07	10,931	10,805
3.75% 5/15/08 (d)	281,500	276,971
3.875% 7/31/07	26,246	25,992
TOTAL U.S. TREASURY OBLIGATIONS		630,431
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,122,560)		1,106,062
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 6.6%
3.476% 4/1/34 (e)	1,598	1,590
3.723% 1/1/35 (e)	1,136	1,116
3.75% 1/1/34 (e)	788	769
3.752% 10/1/33 (e)	706	690
3.753% 10/1/33 (e)	837	815
3.756% 12/1/34 (e)	795	784
3.788% 12/1/34 (e)	199	195
3.791% 6/1/34 (e)	3,288	3,166
3.82% 6/1/33 (e)	590	578
3.825% 1/1/35 (e)	783	768
3.826% 10/1/33 (e)	8,817	8,656
3.828% 4/1/33 (e)	2,367	2,320
3.847% 1/1/35 (e)	2,169	2,129
3.869% 1/1/35 (e)	1,275	1,270
3.877% 6/1/33 (e)	3,173	3,121
3.889% 12/1/34 (e)	696	693
3.902% 10/1/34 (e)	934	923
3.945% 5/1/34 (e)	267	271
3.948% 11/1/34 (e)	1,479	1,464
3.958% 1/1/35 (e)	968	959
3.971% 5/1/33 (e)	253	250
3.981% 12/1/34 (e)	730	724
3.983% 12/1/34 (e)	4,866	4,842
3.984% 12/1/34 (e)	956	949
3.988% 1/1/35 (e)	600	596
3.991% 2/1/35 (e)	664	658
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.014% 12/1/34 (e)	$ 467	$ 463
4.026% 1/1/35 (e)	1,333	1,325
4.03% 2/1/35 (e)	643	637
4.037% 1/1/35 (e)	349	347
4.039% 10/1/18 (e)	692	681
4.053% 4/1/33 (e)	248	247
4.057% 1/1/35 (e)	630	624
4.063% 12/1/34 (e)	1,365	1,355
4.075% 1/1/35 (e)	1,302	1,290
4.094% 2/1/35 (e)	451	449
4.097% 2/1/35 (e)	1,229	1,218
4.101% 2/1/35 (e)	448	444
4.105% 2/1/35 (e)	2,437	2,419
4.111% 1/1/35 (e)	1,354	1,341
4.114% 11/1/34 (e)	1,075	1,066
4.121% 1/1/35 (e)	2,452	2,431
4.123% 1/1/35 (e)	1,329	1,324
4.127% 2/1/35 (e)	1,481	1,468
4.144% 1/1/35 (e)	1,948	1,944
4.159% 2/1/35 (e)	1,182	1,173
4.171% 1/1/35 (e)	1,122	1,114
4.176% 10/1/34 (e)	1,900	1,885
4.176% 11/1/34 (e)	347	344
4.179% 1/1/35 (e)	2,536	2,515
4.181% 1/1/35 (e)	1,530	1,499
4.188% 10/1/34 (e)	1,876	1,877
4.205% 3/1/34 (e)	618	610
4.25% 1/1/34 (e)	1,195	1,180
4.25% 2/1/34 (e)	942	930
4.25% 2/1/35 (e)	778	762
4.277% 1/1/35 (e)	674	669
4.278% 2/1/35 (e)	432	428
4.288% 8/1/33 (e)	1,470	1,454
4.292% 7/1/34 (e)	590	595
4.294% 1/1/34 (e)	1,101	1,088
4.295% 3/1/35 (e)	683	676
4.297% 3/1/33 (e)	906	900
4.301% 10/1/34 (e)	205	205
4.306% 3/1/33 (e)	327	322
4.313% 3/1/33 (e)	371	365
4.316% 5/1/35 (e)	1,008	997
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.324% 10/1/33 (e)	$ 347	$ 343
4.327% 12/1/34 (e)	480	479
4.329% 3/1/35 (e)	1,561	1,546
4.339% 9/1/34 (e)	1,028	1,020
4.348% 1/1/35 (e)	774	763
4.354% 1/1/35 (e)	846	834
4.358% 10/1/34 (e)	2,840	2,814
4.364% 9/1/34 (e)	2,561	2,541
4.367% 2/1/34 (e)	1,776	1,757
4.368% 4/1/35 (e)	462	456
4.378% 6/1/33 (e)	430	427
4.391% 1/1/35 (e)	2,629	2,608
4.394% 2/1/35 (e)	1,149	1,131
4.4% 10/1/34 (e)	3,318	3,287
4.402% 11/1/34 (e)	2,256	2,236
4.403% 5/1/35 (e)	2,132	2,102
4.409% 10/1/34 (e)	4,017	3,963
4.423% 5/1/35 (e)	7,278	7,223
4.439% 10/1/34 (e)	3,875	3,855
4.44% 3/1/35 (e)	1,041	1,026
4.445% 4/1/34 (e)	1,125	1,117
4.467% 8/1/34 (e)	2,309	2,281
4.477% 1/1/35 (e)	1,107	1,102
4.481% 5/1/35 (e)	736	726
4.517% 8/1/34 (e)	1,617	1,631
4.541% 2/1/35 (e)	764	758
4.542% 2/1/35 (e)	4,831	4,825
4.544% 7/1/34 (e)	1,164	1,157
4.545% 7/1/35 (e)	2,654	2,627
4.56% 2/1/35 (e)	474	474
4.561% 1/1/35 (e)	1,498	1,498
4.575% 7/1/35 (e)	2,383	2,360
4.577% 9/1/34 (e)	2,950	2,926
4.584% 2/1/35 (e)	3,190	3,154
4.6% 6/1/35 (e)	2,488	2,468
4.605% 8/1/34 (e)	1,016	1,011
4.627% 1/1/33 (e)	490	491
4.629% 9/1/34 (e)	301	299
4.637% 10/1/35 (e)	370	366
4.653% 3/1/35 (e)	375	375
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.687% 3/1/35 (e)	$ 6,047	$ 6,048
4.712% 10/1/32 (e)	202	203
4.725% 3/1/35 (e)	1,240	1,229
4.728% 2/1/33 (e)	147	147
4.73% 7/1/34 (e)	2,171	2,153
4.732% 10/1/32 (e)	199	199
4.786% 6/1/35 (e)	6,991	6,955
4.808% 12/1/32 (e)	1,014	1,018
4.814% 2/1/33 (e)	1,121	1,118
4.815% 5/1/33 (e)	43	43
4.825% 12/1/34 (e)	791	787
4.83% 1/1/35 (e)	135	135
4.835% 8/1/34 (e)	817	810
4.853% 10/1/35 (e)	3,255	3,249
4.874% 9/1/35 (e)	3,557	3,551
4.878% 7/1/34 (c)(e)	3,438	3,425
4.881% 1/1/35 (e)	1,725	1,721
4.898% 10/1/35 (e)	2,133	2,122
4.904% 12/1/32 (e)	75	75
4.98% 11/1/32 (e)	554	560
5.031% 2/1/35 (e)	398	399
5.035% 11/1/34 (e)	186	186
5.046% 7/1/34 (e)	467	467
5.105% 5/1/35 (e)	5,005	5,021
5.106% 9/1/34 (e)	794	792
5.197% 6/1/35 (e)	3,640	3,645
5.216% 8/1/33 (e)	1,101	1,096
5.276% 3/1/35 (e)	493	493
5.333% 7/1/35 (e)	486	487
5.349% 12/1/34 (e)	1,515	1,514
5.5% 3/1/13 to 5/1/25	87,036	87,485
6.5% 5/1/06 to 3/1/35	56,129	57,658
7% 12/1/07 to 5/1/32	8,060	8,314
7.5% 6/1/12 to 11/1/31	528	551
11.5% 11/1/15	209	231
TOTAL FANNIE MAE		358,901
Freddie Mac - 1.5%
4.055% 12/1/34 (e)	773	765
4.113% 12/1/34 (e)	1,134	1,115
4.176% 1/1/35 (e)	1,168	1,149
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.288% 3/1/35 (e)	$ 1,008	$ 998
4.296% 5/1/35 (e)	1,775	1,755
4.305% 12/1/34 (e)	1,089	1,069
4.33% 1/1/35 (e)	2,564	2,548
4.332% 10/1/34 (e)	2,058	2,044
4.366% 2/1/35 (e)	2,290	2,269
4.386% 2/1/35 (e)	1,176	1,152
4.445% 3/1/35 (e)	1,063	1,040
4.446% 2/1/34 (e)	1,122	1,104
4.465% 6/1/35 (e)	1,477	1,455
4.49% 3/1/35 (e)	1,159	1,134
4.49% 3/1/35 (e)	7,042	6,927
4.554% 2/1/35 (e)	1,696	1,675
4.782% 10/1/32 (e)	136	136
4.996% 3/1/33 (e)	382	380
5.013% 4/1/35 (e)	5,600	5,590
5.326% 8/1/33 (e)	484	490
5.5% 2/1/21 (c)	28,672	28,833
5.5% 7/1/23 to 4/1/24	17,314	17,297
5.651% 4/1/32 (e)	229	233
8.5% 5/1/27 to 7/1/28	582	632
12% 11/1/19	49	53
TOTAL FREDDIE MAC		81,843
Government National Mortgage Association - 0.2%
4.25% 7/20/34 (e)	1,551	1,524
7% 11/15/27 to 8/15/32	7,266	7,638
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		9,162
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $454,947)		449,906
Asset-Backed Securities - 19.2%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	4,801	4,688
Series 2003-3 Class A1, 4.46% 1/25/34	4,585	4,393
Series 2004-2 Class A2, 4.83% 7/25/34 (e)	6,169	6,183
Series 2004-4 Class A2D, 4.88% 1/25/35 (e)	2,453	2,459
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ACE Securities Corp. Series 2003-HE1:
Class A2, 4.94% 11/25/33 (e)	$ 754	$ 755
Class M1, 5.18% 11/25/33 (e)	1,965	1,971
Class M2, 6.23% 11/25/33 (e)	1,228	1,241
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (b)	8,000	7,822
American Express Credit Account Master Trust Series 2004-C Class C, 4.97% 2/15/12 (b)(e)	10,619	10,640
AmeriCredit Automobile Receivables Trust:
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,368
Series 2004-1:
Class A3, 3.22% 7/6/08	3,414	3,398
Class B, 3.7% 1/6/09	675	666
Class C, 4.22% 7/6/09	720	709
Class D, 5.07% 7/6/10	5,065	5,013
Series 2004-CA Class A4, 3.61% 5/6/11	2,505	2,442
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,403
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,032
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	15,989
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M1, 5.595% 9/25/32 (e)	6,260	6,263
Series 2004-R10 Class M1, 5.23% 11/25/34 (e)	5,485	5,511
Series 2004-R11 Class M1, 5.19% 11/25/34 (e)	8,015	8,061
Series 2004-R9 Class M5, 5.93% 10/25/34 (e)	885	898
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 4.86% 6/25/32 (e)	1,250	1,253
Series 2002-BC7 Class M1, 5.33% 10/25/32 (e)	6,600	6,619
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (b)	15,900	15,562
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 4.98% 9/25/33 (e)	118	118
Class M2, 6.33% 9/25/33 (e)	14,400	14,586
Series 2003-W7:
Class A2, 4.92% 3/1/34 (e)	2,167	2,170
Class M1, 5.22% 3/1/34 (e)	11,700	11,780
Series 2003-W9 Class M1, 5.22% 3/25/34 (e)	8,200	8,244
Series 2004-W5 Class M1, 5.13% 4/25/34 (e)	3,990	3,995
Arran Funding Ltd. Series 2005-A Class C, 4.6894% 12/15/10 (e)	14,290	14,290
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE5 Class A2B, 4% 8/15/33	218	218
Series 2003-HE7 Class A3, 4.83% 12/15/33 (e)	1,702	1,707
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3 Class M2, 5.65% 6/25/34 (e)	$ 3,325	$ 3,363
Series 2005-HE2:
Class M1, 4.98% 3/25/35 (e)	7,116	7,137
Class M2, 5.03% 3/25/35 (e)	1,780	1,787
Series 2005-HE3 Class A4, 4.73% 4/25/35 (e)	12,400	12,403
Bayview Financial Asset Trust Series 2003-F Class A, 5.06% 9/28/43 (e)	6,272	6,277
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.01% 2/28/44 (e)	4,606	4,618
Bear Stearns Asset Backed Securities I Series 2004-HE8:
Class M1, 5.18% 9/25/34 (e)	7,205	7,227
Class M2, 5.73% 9/25/34 (e)	3,570	3,571
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,915
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	1,622	1,621
Series 2005-1 Class B, 4.845% 6/15/10 (e)	4,675	4,699
Capital One Auto Finance Trust:
Series 2002-A Class A4, 4.79% 1/15/09	5,564	5,551
Series 2005-A Class A3, 4.28% 7/15/09	8,180	8,105
Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,291
Series D, 4.8% 9/15/12	4,585	4,477
Capital One Master Trust:
Series 1999-3 Class B, 4.95% 9/15/09 (e)	5,500	5,500
Series 2001-1 Class B, 4.98% 12/15/10 (e)	8,715	8,768
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,429
Capital One Multi-Asset Execution Trust Series 2003-B1 Class B1, 5.64% 2/17/09 (e)	20,015	20,050
Capital One Prime Auto Receivable Trust Series 2005-1 Class B, 4.58% 8/15/12	7,118	6,999
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 5.23% 1/25/33 (e)	4,639	4,645
Chase Credit Card Master Trust Series 2003-6 Class B, 4.82% 2/15/11 (e)	9,850	9,915
Chase Credit Card Owner Trust Series 2004-1 Class B, 4.67% 5/15/09 (e)	4,125	4,125
Chase Issuance Trust Series 2004-C3 Class C3, 4.94% 6/15/12 (e)	13,025	13,087
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 5.2806% 2/9/09 (e)	13,600	13,706
Series 2003-C1 Class C1, 5.65% 4/7/10 (e)	12,200	12,428
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 4.94% 12/25/33 (b)(e)	$ 6,943	$ 6,944
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,109
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 4.78% 7/25/34 (e)	3,447	3,449
Class M1, 5.03% 5/25/34 (e)	5,200	5,212
Series 2004-3 Class 3A4, 4.78% 8/25/34 (e)	6,119	6,124
Series 2004-4:
Class A, 4.9% 8/25/34 (e)	1,573	1,575
Class M1, 5.01% 7/25/34 (e)	3,650	3,665
Class M2, 5.06% 6/25/34 (e)	4,405	4,414
Series 2004-5N Class N3, 5.5% 10/25/35 (b)	2,791	2,785
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (b)	3,662	3,564
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1 Class A2, 4.88% 4/25/34 (e)	773	773
Series 2005-FIX1 Class A2, 4.31% 5/25/35	7,980	7,828
Discover Card Master Trust I Series 2003-4 Class B1, 4.8% 5/16/11 (e)	8,065	8,104
Diversified REIT Trust Series 2000-1A Class A2, 6.971% 3/8/10 (b)	5,800	6,006
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (b)	4,020	3,964
Series 2005-3 Class A3, 4.99% 10/15/10 (b)	10,525	10,509
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5:
Class AB1, 4.74% 5/28/35 (e)	3,907	3,904
Class AB3, 4.889% 5/28/35 (e)	2,306	2,307
Class AB8, 4.8467% 5/28/35 (e)	2,241	2,242
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	4,955	4,955
First USA Secured Note Trust Series 2001-3 Class C, 5.5331% 11/19/08 (b)(e)	12,045	12,056
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	15,900	15,554
Class B, 3.88% 1/15/10	2,230	2,170
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 4.98% 2/25/34 (e)	750	751
Class M2, 5.03% 2/25/34 (e)	800	801
Series 2004-A Class M2, 5.68% 1/25/34 (e)	5,150	5,214
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2004-C Class 2A2, 5.08% 8/25/34 (e)	$ 9,730	$ 9,786
Series 2004-D:
Class M4, 5.48% 11/25/34 (e)	1,160	1,167
Class M5, 5.53% 11/25/34 (e)	965	970
Series 2005-A Class 2A2, 4.77% 2/25/35 (e)	11,447	11,455
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	6,000	5,965
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (b)(g)	541,760	7,059
Greenpoint Credit LLC Series 2001-1 Class 1A, 4.83% 4/20/32 (e)	3,514	3,506
GSAMP Trust:
Series 2002-NC1 Class A2, 4.85% 7/25/32 (e)	26	26
Series 2003-HE1 Class M2, 6.39% 6/20/33 (e)	9,268	9,410
Series 2003-HE2 Class M1, 5.18% 8/25/33 (e)	2,985	2,998
Series 2005-MTR1 Class A1, 4.67% 10/25/35 (e)	12,555	12,555
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 5.61% 5/25/30 (b)(e)	11,500	11,466
Harwood Street Funding I LLC Series 2004-1A Class CTFS, 6.49% 9/20/09 (b)(e)	14,800	14,800
Home Equity Asset Trust:
Series 2002-2 Class A4, 4.88% 6/25/32 (e)	33	33
Series 2003-3 Class A4, 4.99% 2/25/33 (e)	2	2
Series 2003-5 Class A2, 4.88% 12/25/33 (e)	1,798	1,799
Series 2003-7 Class A2, 4.91% 3/25/34 (e)	2,206	2,208
Series 2003-8 Class M1, 5.25% 4/25/34 (e)	3,860	3,894
Series 2004-1 Class M2, 5.73% 6/25/34 (e)	3,075	3,101
Series 2004-2 Class A2, 4.82% 7/25/34 (e)	1,793	1,795
Series 2004-3:
Class M1, 5.1% 8/25/34 (e)	2,035	2,045
Class M2, 5.73% 8/25/34 (e)	2,220	2,250
Series 2004-6 Class A2, 4.88% 12/25/34 (e)	4,681	4,690
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	4,630	4,523
Household Home Equity Loan Trust Series 2003-2 Class M, 5.07% 9/20/33 (e)	936	938
Household Mortgage Loan Trust:
Series 2003-HC2 Class M, 5.09% 6/20/33 (e)	1,410	1,411
Series 2004-HC1 Class A, 4.84% 2/20/34 (e)	2,558	2,562
Household Private Label Credit Card Master Note Trust I Series 2002-2 Class B, 5.02% 1/18/11 (e)	5,900	5,926
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.95% 1/20/35 (e)	$ 1,821	$ 1,822
Class M2, 4.98% 1/20/35 (e)	1,365	1,366
Series 2005-3 Class A1, 4.75% 1/20/35 (e)	11,147	11,149
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	4,245	4,163
Class C, 4.22% 2/15/12	720	707
Marriott Vacation Club Owner Trust Series 2005-2 Class A, 5.25% 10/20/27 (b)	5,210	5,197
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.845% 10/15/08 (e)	7,800	7,804
Series 2001-B2 Class B2, 4.83% 1/15/09 (e)	23,897	23,914
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,238
Series 2002-B2 Class B2, 4.85% 10/15/09 (e)	19,400	19,463
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.93% 9/15/10 (e)	8,000	8,039
Series 1998-G Class B, 4.87% 2/17/09 (e)	9,200	9,206
Series 2000-L Class B, 4.97% 4/15/10 (e)	3,350	3,368
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.03% 7/25/34 (e)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.18% 7/25/34 (e)	5,235	5,271
Series 2004-CB6 Class A1, 4.86% 7/25/35 (e)	3,527	3,538
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.53% 4/25/33 (e)	2,800	2,819
Series 2004-HE6 Class A2, 4.87% 8/25/34 (e)	3,840	3,852
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (e)	4,538	4,544
Series 2002-AM3 Class A3, 5.02% 2/25/33 (e)	470	472
Series 2002-NC1 Class M1, 5.33% 2/25/32 (b)(e)	2,937	2,944
Series 2003-NC1 Class M1, 5.58% 11/25/32 (e)	2,410	2,422
Series 2003-NC2 Class M2, 6.53% 2/25/33 (e)	2,840	2,864
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(e)(g)	7,900	2,427
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (g)	7,415	3,678
Series 2005-2 Class AIO, 7.73% 3/25/12 (g)	4,760	1,398
Series 2005-3W Class AIO1, 4.8% 7/25/12 (g)	15,875	3,076
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (g)	3,500	821
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,368
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	$ 12,080	$ 12,037
Nissan Auto Receivables Owner Trust Series 2005-A Class A4, 3.82% 7/15/10	4,730	4,621
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,550
Onyx Acceptance Owner Trust:
Series 2002-C Class A4, 4.07% 4/15/09	2,449	2,447
Series 2005-A Class A3, 3.69% 5/15/09	3,435	3,389
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 4.65% 8/25/36 (e)	10,819	10,820
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (b)	1,576	1,561
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.63% 1/25/35 (e)	7,490	7,576
Series 2004-WCW1:
Class M1, 5.16% 9/25/34 (e)	2,590	2,615
Class M2, 5.21% 9/25/34 (e)	1,545	1,555
Class M3, 5.78% 9/25/34 (e)	2,950	2,981
Series 2004-WCW2 Class A2, 4.91% 10/25/34 (e)	4,088	4,097
Series 2004-WHQ2 Class A3E, 4.95% 2/25/35 (e)	4,566	4,576
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,362	2,292
Series 2004-RS10 Class MII2, 5.78% 10/25/34 (e)	10,200	10,352
Series 2005-SP2 Class 1A1, 4.68% 5/25/44 (e)	7,387	7,388
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,600	2,483
SBA CMBS Trust:
Series 2005-1A Class D, 6.219% 11/15/35 (b)	5,280	5,296
Series 2005-1A Class E, 6.706% 11/15/35 (b)	1,410	1,416
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1:
Class A2, 4.78% 2/25/34 (e)	3,593	3,593
Class M1, 5.05% 2/25/34 (e)	2,920	2,926
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 4.6913% 6/15/21 (e)	8,200	8,251
Series 2004-A:
Class B, 5.0713% 6/15/33 (e)	2,100	2,132
Class C, 5.4413% 6/15/33 (e)	4,915	5,016
Series 2004-B Class C, 5.3613% 9/15/33 (e)	8,600	8,599
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,496
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 4.83% 11/25/35 (e)	11,365	11,374
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.92% 3/15/11 (b)(e)	$ 11,595	$ 11,586
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.67% 6/15/10 (e)	5,350	5,360
Terwin Mortgage Trust Series 2003-4HE Class A1, 4.96% 9/25/34 (e)	2,054	2,062
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	5,452	5,400
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	10,460	10,372
Series 2005-A Class A4, 3.94% 10/20/10	13,930	13,703
WFS Financial Owner Trust:
Series 2004-3 Class A4, 3.93% 2/17/12	15,000	14,663
Series 2004-4 Class D, 3.58% 5/17/12	2,857	2,806
Series 2005-1:
Class A3, 3.59% 10/19/09	13,515	13,320
Class D, 4.09% 8/15/12	2,457	2,418
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,194
Whinstone Capital Management Ltd. Series 1A Class B3, 5.5229% 10/25/44 (b)(e)	12,500	12,499
World Omni Auto Receivables Trust Series 2005-A Class A3, 3.54% 6/12/09	4,190	4,126
TOTAL ASSET-BACKED SECURITIES (Cost $1,038,448)		1,036,443
Collateralized Mortgage Obligations - 10.4%

Private Sponsor - 7.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 4.93% 1/25/34 (e)	2,660	2,666
Series 2004-2 Class 7A3, 4.93% 2/25/35 (e)	5,671	5,684
Series 2004-4 Class 5A2, 4.93% 3/25/35 (e)	2,316	2,320
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1353% 8/25/35 (e)	12,487	12,443
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.81% 1/25/35 (e)	3,354	3,358
Series 2005-2 Class 1A1, 4.78% 3/25/35 (e)	8,797	8,805
Series 2005-5 Class 1A1, 4.75% 7/25/35 (e)	5,809	5,803
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	3,367	3,358
Series 2002-32 Class 2A3, 5% 1/25/18	283	282
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 4.9% 5/25/34 (e)	$ 1,465	$ 1,464
Series 2004-AR5 Class 11A2, 4.9% 6/25/34 (e)	2,025	2,021
Series 2004-AR8 Class 8A2, 4.91% 9/25/34 (e)	2,533	2,540
Granite Master Issuer PLC:
floater:
Series 2005-2 Class C1, 5.101% 12/20/54 (e)	6,750	6,750
Series 2005-4:
Class C1, 4.455% 12/20/54 (e)	5,200	5,198
Class M2, 4.305% 12/20/54 (e)	5,000	4,998
Series 2006-1A Class C2, 5.2569% 12/20/54 (b)(e)	4,400	4,400
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 5.4% 3/20/44 (e)	4,125	4,133
Series 2004-2 Class 1C, 5.2% 6/20/44 (e)	1,884	1,887
Holmes Financing No. 8 PLC floater Series 2:
Class B, 4.77% 7/15/40 (e)	2,700	2,701
Class C, 5.32% 7/15/40 (e)	6,205	6,217
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 4.98% 10/25/34 (e)	6,861	6,880
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 4.92% 10/25/34 (e)	2,284	2,290
Series 2004-9:
Class M2, 5.18% 1/25/35 (e)	2,459	2,465
Class M3, 5.18% 1/25/35 (e)	1,822	1,828
Class M4, 5.58% 1/25/35 (e)	929	931
Series 2005-1:
Class M1, 4.99% 4/25/35 (e)	2,241	2,246
Class M2, 5.03% 4/25/35 (e)	3,914	3,920
Class M3, 5.06% 4/25/35 (e)	962	961
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9238% 9/26/45 (b)(e)	6,120	6,120
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,305	1,305
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2399% 8/25/17 (e)	5,010	5,085
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 4.8% 3/25/35 (e)	5,708	5,721
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 4.92% 3/25/28 (e)	7,467	7,506
Series 2003-F Class A2, 4.43% 10/25/28 (e)	8,890	8,887
Series 2004-B Class A2, 4.83% 6/25/29 (e)	5,545	5,534
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
floater:
Series 2004-C Class A2, 4.9838% 7/25/29 (e)	$ 7,908	$ 7,893
Series 2004-D Class A2, 4.4131% 9/25/29 (e)	6,034	6,038
Series 2005-B Class A2, 4.96% 7/25/30 (e)	6,504	6,498
Series 2003-E Class XA1, 0.789% 10/25/28 (e)(g)	35,266	352
Series 2003-G Class XA1, 1% 1/25/29 (g)	30,868	330
Series 2003-H Class XA1, 1% 1/25/29 (b)(g)	26,850	285
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 5.38% 10/25/32 (e)	2,507	2,511
MortgageIT Trust floater Series 2004-2:
Class A1, 4.9% 12/25/34 (e)	3,929	3,935
Class A2, 4.98% 12/25/34 (e)	5,317	5,342
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.82% 7/25/35 (e)	10,219	10,220
Permanent Financing No. 3 PLC floater Series 2 Class C, 5.53% 6/10/42 (e)	2,900	2,929
Permanent Financing No. 4 PLC floater Series 2:
Class C, 5.2% 6/10/42 (e)	6,790	6,823
Class M, 4.81% 6/10/42 (e)	1,620	1,621
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,844	3,874
Series 2005-AR5 Class 1A1, 4.8696% 9/19/35 (e)	3,574	3,553
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(g)	108,094	644
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (e)	2,920	2,919
Series 2003-6 Class A2, 4.69% 11/20/33 (e)	5,887	5,882
Series 2003-7 Class A2, 4.925% 1/20/34 (e)	6,443	6,440
Series 2004-2 Class A, 4.31% 3/20/34 (e)	2,968	2,970
Series 2004-3 Class A, 4.61% 5/20/34 (e)	7,064	7,061
Series 2004-4 Class A, 4.62% 5/20/34 (e)	5,986	5,979
Series 2004-5 Class A3, 4.86% 6/20/34 (e)	5,789	5,789
Series 2004-6 Class A3A, 5.0175% 6/20/35 (e)	4,462	4,463
Series 2004-8 Class A2, 4.41% 9/20/34 (e)	5,689	5,690
Series 2005-1 Class A2, 4.97% 2/20/35 (e)	4,761	4,765
Series 2003-8 Class X1, 0.7294% 1/20/34 (e)(g)	159,225	893
Series 2004-1 Class X1, 0.8% 2/20/34 (g)	38,566	144
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 4.73% 6/25/35 (e)	4,896	4,896
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 4.73% 8/25/45 (e)	$ 9,761	$ 9,743
Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (e)	7,364	7,358
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,019	1,040
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18	6,911	6,730
Series 2004-M Class A3, 4.683% 8/25/34 (e)	13,990	13,898
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (e)	26,944	26,441
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	20,260	19,878
Series 2005-AR4 Class 2A2, 4.5305% 4/25/35 (e)	33,452	32,759
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (e)	31,271	30,850
TOTAL PRIVATE SPONSOR		418,143
U.S. Government Agency - 2.6%
Fannie Mae planned amortization class Series 1993-187 Class L, 6.5% 7/25/23	6,733	6,870
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-19 Class MJ, 4.25% 5/25/30	6,906	6,650
sequential pay Series 2001-40 Class Z, 6% 8/25/31	6,009	6,110
Series 2004-31 Class IA, 4.5% 6/25/10 (g)	4,487	109
Freddie Mac sequential pay Series 2114 Class ZM, 6% 1/15/29	2,804	2,837
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2625 Class QX, 2.25% 3/15/22	1,318	1,281
Series 1215 Class H, 7.5% 3/15/07	505	504
Series 2443 Class TD, 6.5% 10/15/30	343	343
Series 2489 Class PD, 6% 2/15/31	3,608	3,623
Series 2535 Class PC, 6% 9/15/32	7,585	7,712
Series 2640 Class QG, 2% 4/15/22	1,727	1,671
Series 2660 Class ML, 3.5% 7/15/22	45,945	44,820
Series 2690 Class PD, 5% 2/15/27	12,140	12,044
Series 2755 Class LC, 4% 6/15/27	9,078	8,688
Series 2810 Class PD, 6% 6/15/33	5,685	5,760
sequential pay:
Series 2388 Class ZA, 6% 12/15/31	7,955	8,066
Series 2523 Class JB, 5% 6/15/15	5,631	5,619
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2609 Class UJ, 6% 2/15/17	$ 7,043	$ 7,168
Series 2786 Class GA, 4% 8/15/17	8,262	7,969
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	18	18
Series 2002-5 Class PD, 6.5% 5/16/31	2,294	2,323
TOTAL U.S. GOVERNMENT AGENCY		140,185
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $562,904)		558,328
Commercial Mortgage Securities - 9.2%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.0093% 2/3/11 (b)(e)(g)	84,503	3,344
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	440	447
Series 1997-D5 Class PS1, 1.517% 2/14/43 (e)(g)	60,150	2,696
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64% 11/10/42	11,035	10,944
Series 2002-2 Class XP, 1.7829% 7/11/43 (b)(e)(g)	42,920	2,390
Series 2003-2 Class XP, 0.2702% 3/11/41 (b)(e)(g)	124,285	1,389
Series 2004-6 Class XP, 0.6389% 12/10/42 (e)(g)	55,493	1,270
Series 2005-4 Class XP, 0.2073% 7/10/45 (e)(g)	68,035	768
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class C, 4.94% 11/15/15 (b)(e)	1,070	1,073
Class D, 5.02% 11/15/15 (b)(e)	1,665	1,673
Class F, 5.37% 11/15/15 (b)(e)	1,190	1,195
Class H, 5.87% 11/15/15 (b)(e)	1,070	1,078
Class J, 6.42% 11/15/15 (b)(e)	1,105	1,116
Class K, 6.9694% 11/15/15 (b)(e)	995	987
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.11% 12/25/33 (b)(e)	12,326	12,476
Series 2004-1:
Class A, 4.89% 4/25/34 (b)(e)	5,693	5,696
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class B, 6.43% 4/25/34 (b)(e)	$ 592	$ 598
Class M1, 5.09% 4/25/34 (b)(e)	518	520
Class M2, 5.73% 4/25/34 (b)(e)	444	449
Series 2004-2:
Class A, 4.96% 8/25/34 (b)(e)	5,157	5,168
Class M1, 5.11% 8/25/34 (b)(e)	1,665	1,671
Series 2004-3:
Class A1, 4.9% 1/25/35 (b)(e)	5,685	5,691
Class A2, 4.95% 1/25/35 (b)(e)	799	800
Series 2005-4A:
Class A2, 4.92% 1/25/36 (b)(e)	6,572	6,572
Class B1, 5.93% 1/25/36 (b)(e)	498	498
Class M1, 4.98% 1/25/36 (b)(e)	2,091	2,091
Class M2, 5% 1/25/36 (b)(e)	697	697
Class M3, 5.03% 1/25/36 (b)(e)	896	896
Class M4, 5.14% 1/25/36 (b)(e)	498	498
Class M5, 5.18% 1/25/36 (b)(e)	498	498
Class M6, 5.23% 1/25/36 (b)(e)	498	498
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(g)	61,871	3,545
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 5.17% 6/15/17 (b)(e)	9,160	9,187
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	2,375	2,350
Series 2002-TOP8 Class X2, 2.1021% 8/15/38 (b)(e)(g)	47,286	3,525
Series 2003-PWR2 Class X2, 0.5776% 5/11/39 (b)(e)(g)	94,945	2,096
Series 2003-T12 Class X2, 0.7255% 8/13/39 (b)(e)(g)	92,106	1,976
Series 2004-PWR6 Class X2, 0.7315% 11/11/41 (b)(e)(g)	32,218	1,021
Series 2005-PWR9 Class X2, 0.4057% 9/11/42 (b)(g)	198,045	4,185
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.7052% 5/15/35 (b)(e)(g)	174,900	9,791
Chase Commercial Mortgage Securities Corp. sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	1,529	1,544
Series 2000-3 Class A1, 7.093% 10/15/32	2,680	2,747
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211% 9/20/51 (b)	3,715	3,594
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
Series 2004-C2 Class XP, 0.9962% 10/15/41 (b)(e)(g)	$ 37,684	$ 1,550
COMM:
floater:
Series 2002-FL6 Class G, 6.37% 6/14/14 (b)(e)	4,441	4,441
Series 2002-FL7:
Class D, 5.04% 11/15/14 (b)(e)	554	556
Class H, 6.72% 11/15/14 (b)(e)	6,613	6,618
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (b)(e)(g)	15,822	522
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0929% 9/15/30 (e)	12,880	13,208
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 1/17/32	2,545	2,652
Commercial Mortgage pass thru certificates Series 2005-LP5 Class XP, 0.3954% 5/10/43 (e)(g)	70,790	1,141
CS First Boston Mortgage Securities Corp.:
floater:
Series 2003-TF2A:
Class H, 6.37% 11/15/14 (b)(e)	1,080	1,082
Class K, 7.57% 11/15/14 (b)(e)	1,620	1,622
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (b)(e)	1,385	1,385
Class B, 5.22% 12/15/21 (b)(e)	3,595	3,595
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (b)(e)	4,600	4,600
Class E, 4.8% 2/15/20 (b)(e)	1,670	1,670
Class F, 4.85% 2/15/20 (b)(e)	1,420	1,420
Class G, 4.99% 2/15/20 (b)(e)	410	410
Class H, 5.22% 2/15/20 (b)(e)	585	585
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	230	230
Series 2004-C1 Class A2, 3.516% 1/15/37	12,255	11,801
Series 2001-CK6 Class AX, 0.645% 9/15/18 (g)	126,061	4,062
Series 2003-C3 Class ASP, 1.8179% 5/15/38 (b)(e)(g)	122,286	6,570
Series 2003-C4 Class ASP, 0.43% 8/15/36 (b)(e)(g)	77,237	1,204
Series 2004-C1 Class ASP, 0.9368% 1/15/37 (b)(e)(g)	77,695	2,464
Series 2005-C1 Class ASP, 0.4212% 2/15/38 (b)(e)(g)	77,755	1,329
Series 2005-C2 Class ASP, 0.5924% 4/15/37 (b)(e)(g)	61,455	1,687
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 4,515	$ 4,722
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1:
Class A1A, 7.45% 6/10/33	1,434	1,434
Class A1B, 7.62% 6/10/33	6,935	7,536
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,612	1,635
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (b)	5,000	5,029
Series 174 Class B1, 7.33% 5/15/06 (b)	1,500	1,509
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	11,392	11,616
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.4935% 5/15/33 (b)(e)(g)	79,244	2,777
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (b)(e)	5,755	6,030
GE Commercial Mortgage Corp. sequential pay Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,358
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 5.17% 2/15/14 (b)(e)	2,387	2,387
sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	4,968	4,967
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	3,743	3,819
Series 2005-C1 Class A2, 4.471% 5/10/43 (e)	5,675	5,531
Series 2006-C1 Class XP, 4.975% 11/10/45	6,975	6,968
Series 2003-C3 Class X2, 0.7482% 12/10/38 (b)(e)(g)	89,205	2,235
Series 2004-C3 Class X2, 0.7485% 12/10/41 (e)(g)	52,462	1,402
Series 2006-C1 Class XP, 0.167% 11/10/45 (e)(g)	96,505	1,003
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	4,000	3,939
Series 2003-C1 Class XP, 2.0974% 7/5/35 (b)(e)(g)	61,761	3,837
Series 2003-C2 Class XP, 1.0798% 1/5/36 (b)(e)(g)	102,181	3,585
Series 2005-GG3 Class XP, 0.8024% 8/10/42 (b)(e)(g)	227,280	7,396
GS Mortgage Securities Corp. II sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	8,695	8,479
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (b)	$ 2,692	$ 2,814
Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	4,870	5,147
Host Marriott Pool Trust sequential pay Series 1999-HMTA:
Class A, 6.98% 8/3/15 (b)	1,784	1,842
Class B, 7.3% 8/3/15 (b)	1,980	2,112
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential pay Series 2001-C1 Class A2, 5.464% 10/12/35	12,363	12,405
Series 2002-C3 Class X2, 1.2844% 7/12/35 (b)(e)(g)	35,877	1,252
Series 2003-CB7 Class X2, 0.8027% 1/12/38 (b)(e)(g)	16,884	481
Series 2003-LN1 Class X2, 0.6846% 10/15/37 (b)(e)(g)	121,994	2,926
Series 2004-C1 Class X2, 1.0684% 1/15/38 (b)(e)(g)	19,930	707
Series 2004-CB8 Class X2, 1.1613% 1/12/39 (b)(e)(g)	24,962	1,008
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35	10,280	10,540
Series 1999-C1 Class A2, 6.78% 6/15/31	10,195	10,663
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,205
Series 2001-C2 Class A1, 6.27% 6/15/20	2,501	2,562
Series 2002-C4 Class XCP, 1.4438% 10/15/35 (b)(e)(g)	73,766	3,158
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (b)(g)	73,922	1,953
Series 2003-C1 Class XCP, 1.3859% 12/15/36 (b)(e)(g)	33,659	1,243
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (b)(g)	54,363	2,098
Series 2004-C6 Class XCP, 0.7194% 8/15/36 (b)(e)(g)	63,076	1,653
Series 2006-C1 Class XCP, 0.3374% 2/15/41 (e)(g)	257,598	5,182
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class A2, 4.86% 12/16/14 (b)(e)	3,775	3,775
Class J, 6.52% 12/16/14 (b)(e)	5,585	5,553
Class K1, 7.02% 12/16/14 (b)(e)	2,850	2,833
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.55% 7/12/34 (b)(e)(g)	$ 26,242	$ 1,103
Series 2005-MCP1 Class XP, 0.5965% 6/12/43 (e)(g)	59,815	1,805
Series 2005-MKB2 Class XP, 0.3064% 9/12/42 (e)(g)	29,624	406
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-LIFE Class A1, 6.97% 4/15/33	2,422	2,472
Series 2003-IQ5 Class A2, 4.09% 4/15/38	4,175	4,093
Series 1997-RR Class C, 7.3244% 4/30/39 (b)(e)	4,900	4,940
Series 1999-1NYP Class F, 7.2465% 5/3/30 (b)(e)	9,251	9,263
Series 2003-IQ5 Class X2, 1.0333% 4/15/38 (b)(e)(g)	42,425	1,458
Series 2003-IQ6 Class X2, 0.6277% 12/15/41 (b)(e)(g)	71,464	1,892
Series 2005-HQ5 Class X2, 0.3776% 1/14/42 (e)(g)	67,520	975
Series 2005-IQ9 Class X2, 1.0819% 7/15/56 (b)(e)(g)	58,525	2,651
Series 2005-TOP17 Class X2, 0.6435% 12/13/41 (e)(g)	44,197	1,349
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 5.2975% 8/5/14 (b)(e)	4,024	4,040
Series 2003-HQ2 Class X2, 1.4003% 3/12/35 (b)(e)(g)	65,647	3,384
Series 2003-TOP9 Class X2, 1.5173% 11/13/36 (b)(e)(g)	47,957	2,414
Nationslink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	1,162	1,173
Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,310
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 5.27% 2/15/13 (b)(e)	2,693	2,688
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.01% 3/24/18 (b)(e)	6,400	6,400
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (b)	3,950	3,997
Class E3, 7.253% 3/15/13 (b)	8,210	8,387
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (b)(e)	1,425	1,425
Class KHP2, 5.02% 1/15/18 (b)(e)	1,425	1,427
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2005-WL5A:
Class KHP3, 5.32% 1/15/18 (b)(e)	$ 1,680	$ 1,682
Class KHP4, 5.42% 1/15/18 (b)(e)	1,305	1,307
Class KHP5, 5.62% 1/15/18 (b)(e)	1,515	1,508
Series 2005-WL6A:
Class A2, 4.72% 10/15/17 (b)(e)	5,665	5,666
Class B, 4.77% 10/15/17 (b)(e)	1,135	1,135
Class D, 4.9% 10/15/17 (b)(e)	2,270	2,270
sequential pay Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	9,433	9,167
Series 2003-C8 Class XP, 0.6628% 11/15/35 (b)(e)(g)	55,730	987
Series 2003-C9 Class XP, 0.6326% 12/15/35 (b)(e)(g)	37,639	763
Series 2004-C14 Class PP, 5.14% 8/15/41 (b)(e)	6,226	6,036
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $503,486)		495,531
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic 5.625% 7/23/07	4,225	4,265
United Mexican States 4.625% 10/8/08	15,370	15,270
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,535
Fixed-Income Funds - 6.7%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $360,979)	3,620,176	360,063
Preferred Securities - 0.3%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.3%
Commercial Banks - 0.3%
Abbey National PLC 7.35% (e)	$ 8,285	$ 8,617
National Westminster Bank PLC 7.75% (a)	5,509	5,858
		14,475
TOTAL PREFERRED SECURITIES (Cost $14,628)		14,475
Cash Equivalents - 3.3%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06)	$ 165,494	165,473
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.35%, dated 1/31/06 due 2/1/06)	12,281	12,280
TOTAL CASH EQUIVALENTS (Cost $177,753)		177,753
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,453,576)		5,401,366
NET OTHER ASSETS - (0.2)%		(9,124)
NET ASSETS - 100%		$ 5,392,242
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
598 Eurodollar 90 Day Index Contracts	March 2006	$ 590,787	$ (1,507)
598 Eurodollar 90 Day Index Contracts	June 2006	590,637	(1,233)
598 Eurodollar 90 Day Index Contracts	Sept. 2006	590,637	(1,194)
598 Eurodollar 90 Day Index Contracts	Dec. 2006	590,689	(801)
598 Eurodollar 90 Day Index Contracts	March 2007	590,764	(605)
598 Eurodollar 90 Day Index Contracts	June 2007	590,802	(381)
TOTAL EURODOLLAR CONTRACTS			$ (5,721)
Sold
Eurodollar Contracts
182 Eurodollar 90 Day Index Contracts	Sept. 2007	179,814	227
329 Eurodollar 90 Day Index Contracts	Dec. 2007	325,040	322
363 Eurodollar 90 Day Index Contracts	March 2008	358,626	266
279 Eurodollar 90 Day Index Contracts	June 2008	275,624	157
207 Eurodollar 90 Day Index Contracts	Sept. 2008	204,482	78
156 Eurodollar 90 Day Index Contracts	Dec. 2008	154,087	37
101 Eurodollar 90 Day Index Contracts	March 2009	99,756	13
TOTAL EURODOLLAR CONTRACTS			$ 1,100
			$ (4,621)
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 1,600	$ 20
Recive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	1,645	21
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of MS ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	1,462	21
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,462	20
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,462	21
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	3
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	4
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 1,462	$ 4
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	14
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	2,382	17
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,462	18
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	1,462	4
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	2,380	12
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	2,382	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 1,462	$ 10
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co. 6% 10/15/10	June 2007	4,000	9
Receive quarterly notional amount multiplied by .25% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6% 10/15/10	July 2007	12,000	26
Receive quarterly notional amount multiplied by .28% and pay Morgan Stanley, Inc. upon default event of Amerada Hess Corp., par value of the notional amount of Amerada Hess Corp. 6.65% 8/15/11	March 2007	12,200	7
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	8,265	7
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs, upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	6,095	4
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	41
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,265	28
Receive quarterly notional amount multiplied by .53% and pay Golman Sachs upon default event of News America, Inc., par value of the notional amount of News America, Inc. 7.25% 5/18/18	Sept. 2010	17,450	64
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	$ 17,500	$ 188
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	101
Receive quarterly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	3,625	25
TOTAL CREDIT DEFAULT SWAPS		130,877	701
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	July 2006	$ 40,000	$ 22
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2006	15,105	6
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	59,950	(225)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Bank of America	March 2006	28,000	(117)
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	31,810	(121)
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	24,700	42
TOTAL TOTAL RETURN SWAPS		199,565	(393)
		$ 330,442	$ 308
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $538,854,000 or 10.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,904,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,923,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspetuck Trust 4.72% 10/16/06	12/14/05	$ 13,080
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 11,808
Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received (Amount in thousands)
Fidelity Ultra-Short Central Fund	$ 11,864

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 460,310	$ -	$ 100,000	$ 360,063	5.2%
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,445,762,000. Net unrealized depreciation aggregated $44,396,000, of which $13,270,000 related to appreciated investment securities and $57,666,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricingmay differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Government Income
Fund

January 31, 2006

1.813074.101

SPG-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 29.2%
Fannie Mae:
2.625% 11/15/06	$ 3,155,000	$ 3,102,154
3.25% 1/15/08	14,965,000	14,543,586
3.25% 2/15/09	21,730,000	20,798,109
4.5% 10/15/08	6,550,000	6,504,209
4.625% 1/15/08	2,356,000	2,349,446
4.625% 10/15/13	520,000	512,189
4.625% 10/15/14	3,500,000	3,445,103
4.75% 12/15/10	13,500,000	13,465,967
5.5% 3/15/11	1,485,000	1,530,625
6.25% 2/1/11	5,870,000	6,180,476
6.375% 6/15/09	16,490,000	17,277,018
Federal Home Loan Bank:
3.8% 12/22/06	2,275,000	2,254,825
5.8% 9/2/08	8,855,000	9,045,560
Freddie Mac:
2.75% 8/15/06	2,045,000	2,023,799
3.55% 11/15/07	5,655,000	5,532,897
4% 8/17/07	2,977,000	2,940,770
4.125% 4/2/07	3,697,000	3,666,877
4.25% 7/15/09	5,100,000	5,009,128
5.75% 1/15/12	463,000	484,109
5.875% 3/21/11	14,005,000	14,544,333
7% 3/15/10	2,278,000	2,461,384
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	606,945	618,726
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	408,706	410,468
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.39% 6/26/06	2,541,670	2,577,787
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	12,000,000	12,717,000
6.6% 2/15/08	18,328,814	18,682,065
6.8% 2/15/12	7,000,000	7,543,823
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
6.77% 11/15/13	2,030,768	2,157,691
6.99% 5/21/16	4,242,000	4,632,900
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Private Export Funding Corp.:
secured:
5.34% 3/15/06	$ 8,660,000	$ 8,666,486
5.66% 9/15/11 (a)	4,230,000	4,386,857
5.685% 5/15/12	3,375,000	3,521,661
7.17% 5/15/07	4,400,000	4,526,628
3.375% 2/15/09	680,000	653,789
4.55% 5/15/15	2,975,000	2,899,712
4.974% 8/15/13	3,150,000	3,163,419
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	8,250,335	8,251,844
Series 2003 P10B, 5.136% 8/10/13	4,151,590	4,158,854
Series 2004-20H Class 1, 5.17% 8/1/24	755,976	758,279
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,124,444
5.96% 8/1/09	6,650,000	6,759,087
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	84,584	86,027
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		238,970,111
U.S. Treasury Inflation Protected Obligations - 9.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	39,190,502	50,788,297
U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10	31,299,600	30,003,300
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		80,791,597
U.S. Treasury Obligations - 23.8%
U.S. Treasury Bonds 6.125% 8/15/29	15,000,000	17,950,785
U.S. Treasury Notes:
3.375% 9/15/09	33,665,000	32,413,066
3.75% 5/15/08	30,706,000	30,213,015
4% 8/31/07	3,077,000	3,051,639
4.25% 11/15/14	100,435,000	98,249,728
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.375% 12/15/10	$ 1,230,000	$ 1,222,985
4.75% 5/15/14	12,000,000	12,165,936
TOTAL U.S. TREASURY OBLIGATIONS		195,267,154
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $515,497,060)		515,028,862
U.S. Government Agency - Mortgage Securities - 24.4%

Fannie Mae - 22.2%
3.476% 4/1/34 (b)	275,465	274,167
3.723% 1/1/35 (b)	191,877	188,556
3.75% 1/1/34 (b)	126,034	122,991
3.752% 10/1/33 (b)	120,598	117,834
3.753% 10/1/33 (b)	119,380	116,254
3.756% 12/1/34 (b)	144,558	142,468
3.788% 12/1/34 (b)	33,180	32,530
3.791% 6/1/34 (b)	558,334	537,583
3.82% 6/1/33 (b)	96,099	94,171
3.825% 1/1/35 (b)	133,702	131,190
3.828% 4/1/33 (b)	370,267	362,926
3.847% 1/1/35 (b)	364,919	358,185
3.869% 1/1/35 (b)	226,217	225,382
3.877% 6/1/33 (b)	538,072	529,191
3.889% 12/1/34 (b)	119,273	118,746
3.902% 10/1/34 (b)	155,633	153,838
3.945% 5/1/34 (b)	43,032	43,719
3.948% 11/1/34 (b)	250,236	247,761
3.958% 1/1/35 (b)	167,505	165,989
3.971% 5/1/33 (b)	44,732	44,180
3.981% 12/1/34 (b)	131,044	129,962
3.983% 12/1/34 (b)	826,724	822,617
3.984% 12/1/34 (b)	159,378	158,126
3.988% 1/1/35 (b)	93,763	93,088
3.991% 2/1/35 (b)	120,666	119,574
4.014% 12/1/34 (b)	71,881	71,277
4.026% 1/1/35 (b)	222,242	220,795
4.03% 2/1/35 (b)	116,996	115,827
4.037% 1/1/35 (b)	61,511	61,186
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.039% 10/1/18 (b)	$ 115,409	$ 113,510
4.053% 4/1/33 (b)	41,324	41,160
4.057% 1/1/35 (b)	114,606	113,416
4.063% 12/1/34 (b)	221,042	219,548
4.075% 1/1/35 (b)	211,079	209,124
4.094% 2/1/35 (b)	78,498	78,038
4.097% 2/1/35 (b)	211,213	209,367
4.101% 2/1/35 (b)	77,834	77,168
4.105% 2/1/35 (b)	409,219	406,198
4.111% 1/1/35 (b)	231,105	228,827
4.114% 11/1/34 (b)	176,551	174,988
4.121% 1/1/35 (b)	417,408	413,708
4.123% 1/1/35 (b)	233,551	232,671
4.127% 2/1/35 (b)	259,093	256,887
4.144% 1/1/35 (b)	328,114	327,493
4.159% 2/1/35 (b)	213,100	211,551
4.171% 1/1/35 (b)	187,055	185,593
4.176% 11/1/34 (b)	56,723	56,283
4.179% 1/1/35 (b)	431,213	427,687
4.181% 1/1/35 (b)	256,422	251,299
4.188% 10/1/34 (b)	311,694	311,920
4.205% 3/1/34 (b)	110,914	109,488
4.25% 2/1/35 (b)	133,287	130,617
4.255% 1/1/34 (b)	328,483	324,662
4.277% 1/1/35 (b)	115,571	114,768
4.278% 2/1/35 (b)	71,981	71,317
4.288% 8/1/33 (b)	258,786	256,051
4.292% 7/1/34 (b)	100,732	101,532
4.295% 3/1/35 (b)	120,459	119,355
4.297% 3/1/33 (b)	149,968	149,068
4.301% 10/1/34 (b)	16,901	16,922
4.313% 3/1/33 (b)	71,324	70,115
4.316% 5/1/35 (b)	176,024	174,160
4.324% 10/1/33 (b)	57,492	56,712
4.327% 12/1/34 (b)	76,774	76,677
4.339% 9/1/34 (b)	151,149	149,961
4.348% 1/1/35 (b)	132,710	130,797
4.354% 1/1/35 (b)	150,397	148,274
4.364% 9/1/34 (b)	421,779	418,541
4.367% 2/1/34 (b)	302,925	299,752
4.368% 4/1/35 (b)	80,340	79,283
4.378% 6/1/33 (b)	73,415	72,873
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.394% 2/1/35 (b)	$ 187,956	$ 185,105
4.403% 5/1/35 (b)	374,941	369,736
4.409% 10/1/34 (b)	657,319	648,532
4.411% 11/1/34 (b)	1,814,372	1,804,111
4.439% 10/1/34 (b)	657,745	654,376
4.44% 3/1/35 (b)	177,264	174,662
4.445% 4/1/34 (b)	193,898	192,514
4.467% 8/1/34 (b)	390,988	386,349
4.477% 1/1/35 (b)	184,472	183,730
4.481% 5/1/35 (b)	81,736	80,694
4.5% 2/1/20 to 11/1/20	32,425,289	31,488,467
4.517% 8/1/34 (b)	280,440	282,796
4.541% 2/1/35 (b)	142,107	140,987
4.542% 2/1/35 (b)	827,113	826,156
4.544% 7/1/34 (b)	198,716	197,583
4.545% 7/1/35 (b)	464,480	459,766
4.56% 2/1/35 (b)	76,456	76,524
4.561% 1/1/35 (b)	252,881	252,842
4.577% 9/1/34 (b)	490,746	486,796
4.581% 9/1/34 (b)	3,153,287	3,123,211
4.584% 2/1/35 (b)	501,222	495,695
4.605% 8/1/34 (b)	167,390	166,495
4.627% 1/1/33 (b)	82,490	82,518
4.629% 9/1/34 (b)	56,381	56,154
4.637% 10/1/35 (b)	92,394	91,469
4.653% 3/1/35 (b)	59,824	59,886
4.712% 10/1/32 (b)	37,442	37,527
4.725% 3/1/35 (b)	206,733	204,912
4.728% 2/1/33 (b)	25,380	25,403
4.73% 7/1/34 (b)	364,643	361,501
4.732% 10/1/32 (b)	34,531	34,597
4.808% 12/1/32 (b)	184,440	185,162
4.814% 2/1/33 (b)	163,446	163,064
4.815% 5/1/33 (b)	10,658	10,668
4.825% 12/1/34 (b)	131,817	131,138
4.83% 1/1/35 (b)	15,019	15,027
4.835% 8/1/34 (b)	137,573	136,487
4.898% 10/1/35 (b)	310,990	309,501
4.904% 12/1/32 (b)	12,552	12,562
4.98% 11/1/32 (b)	92,257	93,314
5% 6/1/35 to 12/1/35	38,146,147	36,867,475
5.031% 2/1/35 (b)	65,719	65,896
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.035% 11/1/34 (b)	$ 28,624	$ 28,614
5.046% 7/1/34 (b)	76,859	76,912
5.105% 5/1/35 (b)	883,213	886,060
5.106% 9/1/34 (b)	113,368	113,199
5.197% 6/1/35 (b)	650,023	650,808
5.216% 8/1/33 (b)	181,876	180,981
5.276% 3/1/35 (b)	89,550	89,713
5.333% 7/1/35 (b)	81,041	81,127
5.349% 12/1/34 (b)	216,403	216,338
5.5% 9/1/13 to 11/1/35	68,708,715	68,265,074
6% 9/1/17 to 9/1/32	9,556,840	9,724,028
6.5% 1/1/24 to 3/1/35	3,578,740	3,674,864
7% 11/1/06 to 5/1/30	1,616,790	1,684,928
7.5% 2/1/28 to 7/1/28	9,028	9,473
8.5% 7/1/31	191,381	207,293
9.5% 11/1/06 to 11/15/09	116,913	123,842
11% 8/1/10	30,210	32,581
11.25% 5/1/14	11,442	12,521
11.5% 6/15/19	72,279	79,169
12.5% 3/1/16	4,898	5,400
		181,181,787
Freddie Mac - 2.1%
4.055% 12/1/34 (b)	143,905	142,379
4.113% 12/1/34 (b)	201,207	197,769
4.176% 1/1/35 (b)	624,156	613,968
4.288% 3/1/35 (b)	174,535	172,740
4.296% 5/1/35 (b)	309,635	306,096
4.305% 12/1/34 (b)	167,519	164,474
4.366% 2/1/35 (b)	381,721	378,244
4.445% 3/1/35 (b)	189,064	184,847
4.446% 2/1/34 (b)	191,498	188,561
4.465% 6/1/35 (b)	260,652	256,803
4.49% 3/1/35 (b)	196,743	192,578
4.49% 3/1/35 (b)	1,238,029	1,217,766
4.554% 2/1/35 (b)	279,015	275,622
4.782% 10/1/32 (b)	26,693	26,739
4.996% 3/1/33 (b)	62,952	62,541
5% 8/1/35 to 9/1/35	2,640,251	2,550,112
5.013% 4/1/35 (b)	975,666	973,889
5.326% 8/1/33 (b)	83,439	84,509
5.5% 11/1/20	4,844,832	4,872,509
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.651% 4/1/32 (b)	$ 37,442	$ 38,037
6% 2/1/29 to 5/1/33	2,535,744	2,569,129
7.5% 6/1/07 to 7/1/16	833,768	874,189
8.5% 7/1/22 to 9/1/29	246,663	267,706
9% 8/1/08 to 4/1/20	108,249	115,762
9.5% 6/1/09 to 8/1/21	506,924	548,425
10% 7/1/09 to 8/1/21	81,929	87,688
12% 8/1/13 to 3/1/15	4,167	4,561
12.25% 4/1/11 to 9/1/13	12,523	13,488
12.5% 2/1/14 to 6/1/19	50,233	55,012
13% 8/1/10 to 6/1/15	20,405	22,569
		17,458,712
Government National Mortgage Association - 0.1%
6.5% 3/15/28 to 6/20/32	220,699	230,736
7.5% 8/15/06 to 6/15/07	114,210	116,204
8% 12/15/23	392,163	420,125
10.5% 4/15/14 to 1/15/18	90,835	100,762
13.5% 7/15/11	10,004	11,187
		879,014
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $201,717,402)		199,519,513
Asset-Backed Securities - 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 4.68% 9/25/35 (b) (Cost $6,265,000)	6,265,000	6,270,289
Collateralized Mortgage Obligations - 10.5%

U.S. Government Agency - 10.5%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	65,610	66,026
Series 1993-160 Class PK, 6.5% 11/25/22	414,939	413,634
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,470,526
Series 1994-27 Class PJ, 6.5% 6/25/23	976,681	979,716
Series 1996-28 Class PK, 6.5% 7/25/25	684,300	711,426
Series 2003-28 Class KG, 5.5% 4/25/23	715,000	701,180
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2002-60 Class FV, 5.53% 4/25/32 (b)	322,225	331,397
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2002-68 Class FH, 4.98% 10/18/32 (b)	$ 1,283,545	$ 1,299,477
Series 2002-75 Class FA, 5.53% 11/25/32 (b)	660,074	679,283
Series 2003-122 Class FL, 4.88% 7/25/29 (b)	556,199	559,023
Series 2003-131 Class FM, 4.93% 12/25/29 (b)	393,597	394,643
Series 2003-15 Class WF, 4.88% 8/25/17 (b)	672,461	675,294
Series 2004-31 Class F, 4.83% 6/25/30 (b)	987,248	988,149
Series 2004-33 Class FW, 4.93% 8/25/25 (b)	952,797	955,552
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	1,202,206	1,205,161
Series 2002-25 Class PD, 6.5% 3/25/31	5,955,551	6,016,857
Series 2003-91 Class HA, 4.5% 11/25/16	1,466,306	1,445,164
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	3,490,082	3,413,976
Series 2005-41 Class WY, 5.5% 5/25/25	2,592,000	2,568,188
Series 2002-50 Class LE, 7% 12/25/29	124,482	125,304
Freddie Mac:
floater:
Series 2344 Class FP, 5.42% 8/15/31 (b)	639,725	654,224
Series 3028 Class FM, 4.72% 9/15/35 (b)	2,946,454	2,930,851
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	476,348	482,012
Series 2516 Class AH, 5% 1/15/16	245,074	244,057
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (b)	1,258,826	1,284,655
Class PF, 5.45% 12/15/31 (b)	1,085,000	1,111,835
Series 2410 Class PF, 5.45% 2/15/32 (b)	2,485,000	2,544,013
Series 2412 Class GF, 5.42% 2/15/32 (b)	472,576	483,295
Series 2553 Class FB, 4.97% 3/15/29 (b)	2,780,000	2,795,025
Series 2577 Class FW, 4.97% 1/15/30 (b)	2,058,947	2,070,539
Series 2861:
Class GF, 4.77% 1/15/21 (b)	541,211	541,514
Class JF, 4.77% 4/15/17 (b)	856,911	858,308
Series 2994 Class FB, 4.62% 6/15/20 (b)	795,566	793,536
planned amortization class:
Series 1141 Class G, 9% 9/15/21	460,548	459,608
Series 1727 Class H, 6.5% 8/15/23	1,797,166	1,802,090
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2640 Class GE, 4.5% 7/15/18	$ 3,650,000	$ 3,519,461
Series 2690 Class TB, 4.5% 12/15/17	1,288,238	1,282,213
Series 2755 Class LC, 4% 6/15/27	1,395,000	1,335,111
Series 2763 Class PD, 4.5% 12/15/17	1,990,000	1,918,232
Series 2780 Class OC, 4.5% 3/15/17	960,000	937,863
Series 2802 Class OB, 6% 5/15/34	1,335,000	1,374,700
Series 2828 Class JA, 4.5% 1/15/10	1,319,476	1,313,646
Series 2831 Class PB, 5% 7/15/19	985,000	965,265
Series 2885 Class PC, 4.5% 3/15/18	1,260,000	1,227,727
sequential pay:
Series 2448 Class VH, 6.5% 5/15/18	3,204,189	3,212,210
Series 2608 Class FJ, 4.87% 3/15/17 (b)	1,684,735	1,693,552
Series 2638 Class FA, 4.87% 11/15/16 (b)	1,549,916	1,556,574
Series 2644 Class EF, 4.82% 2/15/18 (b)	1,732,963	1,741,266
Series 2866 Class N, 4.5% 12/15/18	1,220,000	1,196,744
Series 2998 Class LY, 5.5% 7/15/25	291,000	288,479
Series 3007 Class EW, 5.5% 7/15/25	1,120,000	1,123,273
Series 3013 Class VJ, 5% 1/15/14	2,354,278	2,341,497
Series 2769 Class BU, 5% 3/15/34	1,039,712	982,324
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2,898,112	2,948,557
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class:
Series 2001-53 Class TA, 6% 12/20/30	3,732	3,722
Series 2005-58 Class NJ, 4.5% 8/20/35	2,720,000	2,662,305
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $86,420,517)		85,680,259
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.46%, dated 1/31/06 due 2/1/06) (Cost $5,332,000)	$ 5,332,661	$ 5,332,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $815,231,979)		811,830,923
NET OTHER ASSETS - 0.8%		6,157,323
NET ASSETS - 100%		$ 817,988,246
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,386,857 or 0.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $815,023,891. Net unrealized depreciation aggregated $3,192,968, of which $7,746,815 related to appreciated investment securities and $10,939,783 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006